As filed with the Securities and Exchange Commission on January 5, 2007
                       File Nos. 333-137775 and 811-21958
________________________________________________________________________________

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                          Pre-Effective Amendment No. 1                      [X]

                        Post-Effective Amendment No. ____                    [ ]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

                                 Amendment No. 1                             [X]

                        (Check appropriate box or boxes)


                              DGHM INVESTMENT TRUST
                              ---------------------
               (Exact Name of Registrant as Specified in Charter)


        565 Fifth Avenue, Suite 2101, New York, New York 10017
        ------------------------------------------------------
                    (Address of Principal Executive Offices)


                                  252-972-9922
                                  -------------
         (Registrant's Telephone Number, including Area Code)


                               Julian G. Winters
     116 S. Franklin Street, P.O. Box 69, Rocky Mount, North Carolina 27802
     ----------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                  With copy to:
                                  -------------
                              F. Scott Thomas, Esq.
                       Parker Poe Adams and Bernstein LLP
                              Three Wachovia Center
                       401 South Tryon Street, Suite 3000
                         Charlotte, North Carolina 28202


Approximate Date of Proposed Public Offering:

                                   As soon as practicable after the
                                   Effective Date of this Registration Statement
                                   ---------------------------------------------


The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further Amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), shall determine.

                                     PART A
                                     ======


                                    FORM N-1A

                                   PROSPECTUS


Class A Shares - CUSIP Number 25239T106, NASDAQ Symbol N/A
Class C Shares - CUSIP Number _________, NASDAQ Symbol N/A



Prospectus

                                                               January __, 2007


________________________________________________________________________________

                             DGHM ALL-CAP VALUE FUND

                                 A series of the
                              DGHM Investment Trust


                                 CLASS A SHARES
                                 CLASS C SHARES

________________________________________________________________________________



This prospectus includes information about the DGHM All-Cap Value Fund ("Fund"), a series of the DGHM Investment Trust ("Trust"), that you should know before investing. You should read this prospectus carefully before you invest or send money and keep it for future reference. If you have any questions or for Shareholder Services, please call 1-800-773-3863.


                               Investment Advisor
                               ------------------

                   Dalton, Greiner, Hartman, Maher & Co., LLC
                          565 Fifth Avenue, Suite 2101
                            New York, New York 10017




--------------------------------------------------------------------------------

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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                                TABLE OF CONTENTS
                                -----------------

                                                                           Page
                                                                           ----

THE FUND.......................................................................2
--------
  INVESTMENT OBJECTIVE.........................................................2
  --------------------
  PRINCIPAL INVESTMENT STRATEGY................................................3
  -----------------------------
  PRINCIPAL RISKS OF INVESTING IN THE FUND.....................................5
  ----------------------------------------
  PERFORMANCE INFORMATION......................................................7
  -----------------------
  FEES AND EXPENSES OF THE FUND................................................8
  -----------------------------


ADDITIONAL INVESTMENT INFORMATION..............................................9
---------------------------------
  OTHER INVESTMENTS AND TEMPORARY DEFENSIVE POSITIONS..........................9
  ---------------------------------------------------
  ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENT OBJECTIVE AND STRATEGY...10
  -------------------------------------------------------------------------
  DISCLOSURE OF PORTFOLIO HOLDINGS............................................11
  --------------------------------


MANAGEMENT OF THE FUND.........................................................9
----------------------
  INVESTMENT ADVISOR...........................................................9
  ------------------
  PORTFOLIO MANAGEMENT........................................................10
  --------------------
  BOARD OF TRUSTEES...........................................................11
  -----------------
  ADMINISTRATOR...............................................................12
  -------------
  TRANSFER AGENT..............................................................12
  --------------
  DISTRIBUTOR.................................................................12
  -----------


INVESTING IN THE FUND.........................................................12
---------------------

  PURCHASE OPTIONS............................................................12
  ----------------

  PURCHASE AND REDEMPTION PRICE...............................................13
  -----------------------------
  PURCHASING SHARES...........................................................14
  -----------------
  REDEEMING  SHARES...........................................................16
  -----------------
  PURCHASING OR REDEEMING SHARES THROUGH A FINANCIAL INTERMEDIARY.............19
  ---------------------------------------------------------------
  FREQUENT PURCHASES AND REDEMPTIONS..........................................19
  ----------------------------------


OTHER IMPORTANT INVESTMENT INFORMATION........................................20
--------------------------------------
  DIVIDENDS, DISTRIBUTIONS, AND TAXES.........................................20
  -----------------------------------
  FINANCIAL HIGHLIGHTS........................................................21
  --------------------
  ADDITIONAL INFORMATION......................................................23
  ----------------------

THE FUND
--------

         INVESTMENT OBJECTIVE
         --------------------

The Fund's investment objective is long-term capital appreciation. The Fund's investment objective may be changed without shareholder approval.

         PRINCIPAL INVESTMENT STRATEGY
         -----------------------------

To achieve its investment objective, the Fund invests primarily in a diversified portfolio of publicly traded equity securities of domestic companies that Dalton, Greiner, Hartman, Maher & Co., LLC, the Fund's investment advisor
("Advisor"), believes are undervalued. The companies may be of any market capitalization and may be unseasoned or established companies. As a matter of investment policy, the Fund will invest so that, under normal circumstances, at least 80% of the value of its net assets are invested in publicly traded equity securities, including common stocks, preferred stocks, convertible securities, and similar instruments of various issuers. This investment policy may be changed without shareholder approval upon 60-days' prior notice to Fund shareholders.

In identifying securities to be held by the Fund, the Advisor uses the following methods:

>> The Advisor uses a bottom-up selection process to attempt to identify equity securities of companies that appear to be selling at a discount to the Advisor's assessment of their potential value. The Advisor focuses on the cash flows, projected future earnings, and financial condition of individual companies in identifying which securities the Fund may purchase. The Advisor may weigh other factors against a company's valuation in deciding which companies may appear attractive for investment. These factors may include the following:

          o    quality of the business franchise,
          o    competitive advantage,
          o    economic or market conditions,
          o    deployment of capital, and
          o    reputation,   experience,   and   competence   of  the  company's
               management.

>> The Advisor believes that equity securities purchased at prices below their potential value not only protect capital, but offer significant price appreciation once the market recognizes a particular security's potential value.

>> Generally, securities are sold when the characteristics and factors used to select the security change or the security has appreciated to the point where it is no longer attractive for the Fund to hold the security in its portfolio of investments.

>> In pursuit of its investment objective, the Fund may invest a significant portion of its assets in one or more sectors of the equity securities market, such as healthcare, technology, natural resources, etc.

The Fund may also purchase exchange-traded funds (ETFs) in accordance with applicable requirements of the Investment Company Act of 1940, as amended ("1940 Act"). An ETF is a fund that holds a portfolio of common stocks or bonds designed to track the performance of a securities index or sector of an index, such as the S&P 500. ETFs are traded on a securities exchange (e.g., the American Stock Exchange) based on their market value. An ETF portfolio holds the same stocks or bonds as the index it tracks, so its market price reflects the value of the index at any given time. ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses. Therefore, if the Fund were to become a shareholder in an ETF, the Fund would be required to pay its proportionate share of the expenses of the ETF.

         PRINCIPAL RISKS OF INVESTING IN THE FUND
         ----------------------------------------

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objective. Generally, the Fund will be subject to the following additional risks:

Market Risk: Market risk refers to the risk that the value of securities in the Fund's portfolio may decline due to daily fluctuations in the securities markets generally. The Fund's performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions, general equity market conditions, and other factors and conditions beyond the Advisor's control. In a declining stock market, stock prices for all companies (including those in the Fund's portfolio) may decline, regardless of their long-term prospects. Increases or decreases in value of stocks are generally greater than for bonds and other investments.


     o Small-Cap and Mid-Cap Securities. Investing in the securities of small-cap and mid-cap companies generally involves substantially greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that the securities of these companies usually have more limited marketability and, therefore, may be more volatile than securities of larger, more established companies or the market averages in general. Because these companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Another risk factor is that these companies often have limited product lines, markets, or financial resources and may lack management depth. Additionally, these companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies. These companies may not be well-known to the investing public, may not be followed by the financial press or industry analysts, and may not have institutional ownership. These factors affect the Advisor's access to information about the companies and the stability of the markets for the companies' securities. These companies may be more vulnerable than larger companies to adverse business or economic developments; the risk exists that the companies will not succeed; and the prices of the companies' shares could dramatically decline in value. Therefore, an investment in the Fund may involve a substantially greater degree of risk than an investment in other mutual funds that seek capital growth by investing in more established, larger companies.


     o Large-Cap Securities. Companies with large market capitalizations go in and out of favor based on various market and economic conditions. Prices of securities of larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise as much as the value of funds that emphasize companies with smaller market capitalizations.

Management Style Risk: Different types of securities tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Fund invests in value stocks (stocks that the Advisor believes are undervalued), the Fund's performance may at times be better or worse than the performance of stock funds that focus on other types of stock strategies (e.g. growth stocks), or that have a broader investment style.

Sector Risk: Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which the Fund may invest more heavily will vary.

Issuer Risk: The value of any of the Fund's portfolio securities may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's goods or services.

ETF Risks: An investment in an ETF generally presents the same primary risks as an investment in a conventional registered fund (i.e., one that is not exchange traded), including the risk that the general level of stock prices, or that the prices of stocks within a particular sector, may increase or decrease, thereby affecting the value of the shares of an ETF. In addition, all ETFs will have costs and expenses that will be passed on to the Fund and these costs and expenses will in turn increase the Fund's expenses. ETFs are also subject to the following risks that often do not apply to conventional funds: (1) the market price of the ETF's shares may trade at a discount to the ETF's net asset value; as a result, ETFs may experience more price volatility than other types of portfolio investments and such volatility could negatively impact the Fund's net asset value; (2) an active trading market for an ETF's shares may not develop or be maintained at a sufficient volume; (3) trading of an ETF's shares may be halted if the listing exchange deems such action appropriate; and (4) ETF shares may be delisted from the exchange on which they trade, or "circuit breakers" (which are tied to large decreases in stock prices) used by the exchange may temporarily halt trading in the ETF's stock. ETFs are also subject to the risks of the underlying securities or sectors that the ETF is designed to track. Finally, there may be legal limitations and other conditions imposed by SEC rules on the amount of ETF shares that the Fund may acquire.


         PERFORMANCE INFORMATION
         -----------------------

Because the Fund has not been in operation for an entire calendar year, there is no calendar year performance information for the Fund to be presented here. However, you may request a copy of the Fund's most recent Annual and Semi-annual Reports, when available, at no charge by calling the Fund at 1-800-773-3863.

         FEES AND EXPENSES OF THE FUND
         -----------------------------

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:
                                Shareholder Fees
                    (fees paid directly from your investment)
                    -----------------------------------------


                                                                  Class A     Class C
                                                                  Shares       Shares
                                                                  ------       ------

Maximum Sales Charge (Load) Imposed On Purchases
     (as a percentage of offering price)....................        5.00%^1     None
Maximum Deferred Sales Charge (Load) (as a percentage
     of amount purchased or redeemed, whichever is lower)...         None^2     1.00%^3
Redemption Fee..............................................         None       None.


                         Annual Fund Operating Expenses
                  (expenses that are deducted from Fund assets)
                  ---------------------------------------------

Management Fees.............................................        0.75%       0.75%
Distribution and/or Service (12b-1) Fees....................        0.25%       1.00%
Other Expenses^4............................................        1.34%       1.34%
                                                                   -----        -----
     Total Annual Fund Operating Expenses^4.................        2.34%       3.09%
     Fee Waivers and/or Expense Reimbursements^4...........        (0.59%)      (0.59%)
                                                                   ------        -----
     Net Expenses^4.........................................        1.75%       2.50%
                                                                    =====       =====

^1 The  initial  sales  charge on Class A Shares is reduced  for  purchases  of
   $50,000 or more and eliminated for purchases of $1 million or more.
^2 A  contingent  deferred  sales  charge of 0.50% is imposed on Class A Shares redeemed within one year of a purchase of $1 million or more. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less.
^3 A  contingent  deferred  sales  charge of 1.00% is imposed on Class C Shares redeemed within one year of purchase. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less. Class C Shares automatically convert to Class A Shares after the seventh year.
^4 Since the Fund is newly  organized,  these  expenses  are based on estimated expenses for the current fiscal year at an average Fund net asset level of $20 million and include expenses related to any "Acquired Fund"(any investment company in which the Fund invests). Acquired Fund expenses are estimated to be less than 0.01% of the Fund's average daily net assets for the current fiscal year. The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, Acquired Fund fees and expenses, extraordinary expenses and payments, if any, under the Rule 12b-1 Plan) to not more than 1.50% of the average daily net assets of the Fund for the fiscal year ending September 30, 2007. As a result, the Fund's "Total Annual Fund Operating Expenses" (excluding interest, taxes, brokerage fees and commissions, Acquired Fund fees and expenses, and extraordinary expenses) will be limited to 1.75% and 2.50% for the Class A Shares and Class C Shares, respectively, as indicated in the table. It is expected that the Expense Limitation Agreement will continue from year-to-year, provided such continuance is approved by the Board of Trustees of the Trust. See the "Management of the Fund - Expense Limitation Agreement" section for more detailed information.



Example. This example shows you the expenses you may pay over time by investing in the Fund. Since all funds use the same hypothetical conditions, the example should help you compare the costs of investing in the Fund versus other funds. The example assumes the following conditions:

     (1)  You invest $10,000 in the Fund for the periods shown;
     (2)  You reinvest all dividends and distributions;
     (3)  You redeem all of your shares at the end of those periods;
     (4)  You earn a 5% total return; and
     (5)  The Fund's operating expenses remain the same.


Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above. The contingent deferred sales charges as described above are not included in these calculations as they are applicable to shares held for less than one year. If those fees were included, your costs would be higher.


                 -------------------------- --------------- -------------
                     Period Invested            1 Year         3 Years
                 -------------------------- --------------- -------------

                      Class A Shares             $669          $1,140
                 -------------------------- --------------- -------------
                      Class C Shares             $253           $899

                 -------------------------- --------------- -------------



ADDITIONAL INVESTMENT INFORMATION
---------------------------------

         OTHER INVESTMENTS AND TEMPORARY DEFENSIVE POSITIONS
         ---------------------------------------------------

While the Fund's primary focus is investment in equity securities, the Fund has flexibility to invest in other types of securities when the Advisor believes they offer more attractive opportunities or as a temporary defensive measure in response to adverse market, economic, political, or other conditions, or to meet liquidity, redemption, and short-term investing needs. The Fund may from time to time determine that market conditions warrant investing in investment-grade bonds, U.S. government securities, bank certificates of deposit, bankers' acceptances, commercial paper, money market instruments, and to the extent permitted by applicable law and the Fund's investment restrictions, shares of other investment companies. Under such circumstances, the Advisor may invest up to 100% of the Fund's assets in these investments. To the extent that the Fund invests in money market funds or other investment companies, shareholders of the Fund would indirectly pay both the Fund's expenses and the expenses relating to those other investment companies with respect to the Fund's assets invested in such investment companies. To the extent the Fund is invested in short-term investments, it will not be pursuing and may not achieve its investment objective. Under normal circumstances, however, the Fund will also hold money market instruments or similar type investments for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions, and to provide for Fund operating expenses. The Fund may also invest selectively in illiquid securities as deemed appropriate by the Advisor.

       ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENT OBJECTIVE AND STRATEGY
       -------------------------------------------------------------------------

Whether the Fund is an appropriate investment for an investor will depend largely on his or her financial resources and individual investment goals and objectives. Investors who engage in short-term trading and/or other speculative strategies and styles will not find the Fund to be an appropriate investment vehicle if they want to invest in the Fund for a short period of time.

       DISCLOSURE OF PORTFOLIO HOLDINGS
       --------------------------------

The Fund may, from time to time, make available portfolio holdings information at the following website, http://www.nottinghamco.com, including lists of the ten largest holdings and the complete portfolio holdings as of the end of each calendar month. To reach this information, click on "Fund Search" from the menu options offered near the top of the page. Then search for the Fund using key words such as "DGHM." On the following page, select the link for "DGHM All-Cap Value Fund." Under the section entitled "Portfolio Holdings," there will be a link to the list of the Fund's complete portfolio holdings entitled "Click To View." This information is generally posted to the website within ten days of the end of each calendar month and remains available until new information for the next calendar month is posted. Additional descriptions of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information ("SAI").

MANAGEMENT OF THE FUND
----------------------

         INVESTMENT ADVISOR
         ------------------

The Fund's investment advisor is Dalton, Greiner, Hartman, Maher & Co., LLC, a Delaware limited liability company, whose address is 565 Fifth Avenue, Suite 2101, New York, New York 10017. The Advisor serves in this capacity pursuant to an investment advisory agreement with the Trust on behalf of the Fund. Subject to the authority of the Board of Trustees of the Trust ("Trustees"), the Advisor provides guidance and policy direction in connection with its daily management of the Fund's assets. The Advisor is also responsible for the selection of broker-dealers for executing portfolio transactions, subject to the brokerage policies established by the Trustees, and the provision of certain executive personnel to the Fund.


The Advisor was organized in 1982 as Dillon Read Capital, the money management subsidiary of Dillon, Read & Co., Inc., formerly an investment bank. The Advisor is currently 80% owned by Boston Private Financial Holdings, Inc., which is organized as a bank holding company focusing on wealth management through private banking and investment services. The remaining 20% interest in the Advisor is employee owned. As of December 31, 2006, the Advisor had approximately $2.3 billion in assets under management.


         PORTFOLIO MANAGEMENT
         --------------------


The Advisor utilizes a management team approach with respect to the Fund and this management team is primarily responsible for the day-to-day management of the Fund. The management team is comprised of various professional investment personnel of the Advisor including four individuals that have the most significant responsibility for the day-to-day management of the Fund. These individuals are Timothy G. Dalton, Kenneth J. Greiner, Bruce H. Geller, and Jeffrey C. Baker. Mr. Dalton is the Advisor's Chairman and Chief Investment Officer and has served in those roles since 1990. Mr. Greiner is the Advisor's Chief Executive Officer and has served in that role since 2001. Mr. Greiner was also the Advisor's President from 1990 to 2005. Mr. Geller has served as the Advisor's Co-President since 2005 and was the Advisor's Executive Vice President from 2000 to 2005. Mr. Baker has served as the Advisor's Executive Vice President since 2005 and was the Advisor's Senior Vice President from 2002 to 2005 and Vice President from 2000 to 2002. Mr. Baker also serves as a trustee of the Trust and as the Trust's President and Principal Executive Officer. Each of the aforementioned individuals serves as a sector analyst and is responsible for stock selection within their defined sectors and each carry the Certified Financial Analyst (CFA) designation and has served as a portfolio manager of the Fund since the Fund's inception in 2007.


The Fund's SAI provides additional information about the portfolio managers' compensation, other assets managed by the portfolio managers, and the portfolio managers' ownership of securities in the Fund.

Brokerage Practices. In selecting brokers and dealers to execute portfolio transactions, the Advisor may consider research and brokerage services furnished to the Advisor or its affiliates. The Advisor may not consider sales of shares of the Fund as a factor in the selection of brokers and dealers, but may place portfolio transactions with brokers and dealers that promote or sell the Fund's shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of execution and not on sales efforts. When placing portfolio transactions with a broker or dealer, the Advisor may aggregate securities to be sold or purchased for the Fund with those to be sold or purchased for other advisory accounts managed by the Advisor. In aggregating such securities, the Advisor will average the transaction as to price and will allocate available investments in a manner that the Advisor believes to be fair and reasonable to the Fund and such other advisory accounts. An aggregated order will generally be allocated on a pro rata basis among all participating accounts, based on the relative dollar values of the participating accounts, or using any other method deemed to be fair to the participating accounts, with any exceptions to such methods involving the Trust being reported to the Trustees.

The Advisor's Compensation. As full compensation for the investment advisory services provided to the Fund, the Advisor receives monthly compensation based on the Fund's average daily net assets at the annual rate of 0.75%. A discussion regarding the basis for the Trustees' approval of any investment advisory agreement between the Trust and the Advisor will be available in the Fund's initial and subsequent annual and semi-annual shareholder reports, as applicable.


Expense Limitation Agreement. The Advisor and the Trust, on behalf of the Fund, have entered into an Expense Limitation Agreement under which the Advisor has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than 1.50% of the average daily net assets of the Fund for the fiscal year ending September 30, 2007. It is expected that the Expense Limitation Agreement will continue from year-to-year provided such continuance is specifically approved by a majority of the Trustees who (i) are not "interested persons" of the Trust or any other party to the Expense Limitation Agreement, as defined in the 1940 Act, and (ii) have no direct or indirect financial interest in the operation of the Expense Limitation Agreement. The Trust may terminate the Expense Limitation Agreement at any time. The Advisor may also terminate the Expense Limitation Agreement at the end of the then-current term upon not less than 90-days' notice to the Trust as set forth in the Expense Limitation Agreement.


         BOARD OF TRUSTEES
         -----------------

The Fund is a series of the Trust, an open-end management investment company organized as a Delaware statutory trust on July 27, 2006. The Trustees supervise the operations of the Fund according to applicable state and federal law, and are responsible for the overall management of the Fund's business affairs.

         ADMINISTRATOR
         -------------

The Nottingham Company ("Administrator") assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates the services of each vendor of the Fund, and provides the Fund with certain administrative, fund accounting, and compliance services. In addition, the Administrator makes available the office space, equipment, personnel, and facilities required to provide these services to the Fund.

         TRANSFER AGENT
         --------------

North Carolina Shareholder Services, LLC ("Transfer Agent") serves as the transfer agent and dividend-disbursing agent of the Fund. As indicated later in this Prospectus under the caption "Investing in the Fund," the Transfer Agent handles your orders to purchase and redeem shares of the Fund and disburses dividends paid by the Fund.

         DISTRIBUTOR
         -----------

Capital Investment Group, Inc. ("Distributor") is the principal underwriter and distributor of the Fund's shares and serves as the Fund's exclusive agent for the distribution of the Fund's shares. The Distributor may sell the Fund's shares to or through qualified securities dealers or other approved entities.


The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 ("Distribution Plan") under the 1940 Act. Pursuant to the Distribution Plan, the Fund compensates the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund's shares (this compensation is commonly referred to as "12b-1 fees"). The Distribution Plan provides that the Fund will pay the annual rate of up to 0.25% of the average daily net assets of the Fund's Class A Shares and 1.00% of the average daily net assets of the Fund's Class C Shares for activities primarily intended to result in the sale of those shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Fund's shares. The 0.25% fee for the Class A Shares is a service fee. The 1.00% fee for the Class C Shares is comprised of a 0.25% service fee and a 0.75% distribution fee. Because the 12b-1 fees are paid out of the Fund's assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges.


Other Expenses. In addition to the 12b-1 fees and the investment advisory fees, the Fund pays all expenses not assumed by the Advisor, including, without limitation, the following: the fees and expenses of its independent accountants and legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state, or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.


INVESTING IN THE FUND
---------------------


         PURCHASE OPTIONS
         ----------------

The Fund offers two different classes of shares through this Prospectus. Fund shares may be purchased by any account managed by the Advisor and any other institutional investor or any broker-dealer authorized to sell shares in the Fund. The share classes available to an investor may vary depending on how the investor wishes to purchase shares of the Fund. The following is a summary of each share class.

     Class A Shares

     o A front-end sales charge, as described below. o Distribution and service plan (Rule 12b-1) fees of 0.25%.
     o A 0.50% contingent deferred sales charge on shares redeemed within one year of a purchase of $1 million or more.
     o    $2,500 minimum investment ($2,500 for IRAs).
     o $500 minimum additional investments ($100 for those participating in an automatic investment plan).
     o    No maximum purchase per transaction.
     o    No conversion feature.


     Class C Shares

     o    No front-end sales charge.
     o A 1.00% contingent deferred sales charge on shares redeemed within one year of purchase.
     o    Distribution and service plan (Rule 12b-1) fees of 1.00%.
     o    $2,500 minimum investment ($2,500 for IRAs).
     o $500 minimum additional investments ($100 for those participating in an automatic investment plan).
     o    No maximum purchase per transaction.
     o    Automatic conversion to Class A Shares seven years after purchase.

When you purchase shares of the Fund, you must choose a share class. If none is chosen, your investment will be made in the Class A Shares. Complete information regarding the Fund's sales charges, as well as information regarding reduced sales charges and waived sales charges, and the terms and conditions for the purchase, pricing, and redemption of Fund shares is not available on the Fund's website since the Fund's website contains limited information. Further information is available free of charge by calling the Fund at 1-800-773-3863.

CLASS A SHARES

Class A Shares are sold subject to a maximum sales charge of 5.00%, so that the term "offering price" includes the front-end sales load. Shares are redeemed at net asset value. Shares may be purchased by any account managed by the Advisor and any other broker-dealer authorized to sell Class A Shares of the Fund. The minimum initial investment is $2,500 ($2,500 for IRAs). The minimum additional investment is $500 ($100 for those participating in an automatic investment plan). The Fund may, in the Advisor's sole discretion, accept certain accounts with less than the minimum investment. There is no maximum purchase per transaction.

Sales Charges. The public offering price of Class A Shares of the Fund is the net asset value per share plus a sales charge. The Distributor receives this sales charge and may reallow it in the form of dealer discounts and brokerage commissions as follows:


---------------------------------- ----------------- ----------------- -----------------

                                                                           Dealer
                                                                        Discounts and
                                                        Sales Charge      Brokerage
                                    Sales Charge        As % of Net      Commissions
    Amount of Transaction          As % of Public        Amount         As % of Public
   At Public Offering Price        Offering Price       Invested        Offering Price

---------------------------------- ----------------- ----------------- -----------------
Less than $50,000                       5.00%             5.26%             4.75%
---------------------------------- ----------------- ----------------- -----------------
$50,000 but less than $100,000          4.50%             4.71%             4.25%
---------------------------------- ----------------- ----------------- -----------------
$100,000 but less than $250,000         3.25%             3.36%             3.00%
---------------------------------- ----------------- ----------------- -----------------
$250,000 but less than $500,000         2.50%             2.56%             2.25%
---------------------------------- ----------------- ----------------- -----------------
$500,000 but less than $1,000,000       1.75%             1.78%             1.50%
---------------------------------- ----------------- ----------------- -----------------
$1,000,000 or more*                      None              None            0.50%**
---------------------------------- ----------------- ----------------- -----------------


* A contingent deferred sales charge of 0.50% is imposed on shares redeemed within one year of a purchase of $1 million or more. The charge is imposed and calculated in the same manner as the charge for Class C Shares.
** A finder's fee of 0.50% may be paid directly or indirectly by the Advisor out of its own assets to the dealer on investments in the Fund of $1 million or more.

From time to time, dealers who receive dealer discounts and brokerage commissions from the Distributor may reallow all or a portion of such dealer discounts and brokerage commissions to other dealers or brokers. Pursuant to the terms of the Distribution Agreement, the sales charge payable to the Distributor and the dealer discounts may be suspended, terminated, or amended by the Distributor. The Distributor, at its expense, may, from time to time, provide additional promotional incentives to dealers who sell Fund shares.

Reduced Sales Charges. Consistent with the policies of this Prospectus, certain investments may be combined for purposes of purchasing Class A Shares with a lower sales charge.

o Aggregating Accounts. Investors and members of the same family may aggregate investments in Class A Shares held in all accounts (e.g., non-retirement and retirement accounts) at the Fund and/or with certain financial intermediaries in order to obtain a reduced sales charge.

o Rights of Accumulation. The sales charge applicable to a purchase of Class A Shares by an investor is determined by adding the purchase price of the shares to be purchased to the aggregate value of Class A Shares of the Fund previously purchased and then owned, provided the Distributor is notified by the investor or his/her broker-dealer each time a purchase is made which would so qualify. For example, an investor who is purchasing Class A Shares with an aggregate value of $50,000 and who currently owns Class A Shares of the Fund with an aggregate value of $250,000 would pay a sales charge of 2.50% of the offering price on the new investment.

o Letter of Intent. Sales charges may also be reduced through an agreement to purchase a specified quantity of shares over a designated 13-month period by completing the "Letter of Intent" section of the Fund Shares Application. Information about the "Letter of Intent" procedures, including its terms, is contained in the SAI and on the Fund Shares Application.

o Group Plans. Shares of the Fund may be sold at a reduced or eliminated sales charge to certain Group Plans under which a sponsoring organization makes recommendations to, permits group solicitation of, or otherwise facilitates purchases by its employees, members, or participants. Information about such arrangements is available from the Distributor.

In order to obtain a reduced sales charge, it may be necessary at the time of purchase for an investor to inform the Fund, the Distributor, or his/her broker-dealer of the existence of other accounts or purchases which are eligible to be aggregated in order to obtain a reduced sales charge. An investor may be required to provide the Fund, the Distributor, or his/her broker-dealer certain information to verify his/her eligibility for a reduced sales charge. This information may include, to the extent applicable, the following: (i) information or records regarding shares of the Fund eligible to be aggregated that are in all accounts held at the Fund by the investor; (ii) information or records regarding shares of the Fund eligible to be aggregated that are in accounts held at broker-dealers by the investor; and (iii) information or records regarding shares of the Fund eligible to be aggregated that are in accounts held at the Fund or at any broker-dealers by related parties of the investor, such as members of the same family or certain qualified groups. See the SAI for additional information on reduced sales charges.

Waived Sales Charges. Under certain conditions, Class A Shares of the Fund may be purchased without a front-end sales charge. These conditions may include purchases made through or by the following:

o Employee benefit plans having more than 25 eligible employees or a minimum of $250,000 in assets under management.

o Employees of dealers that are members of the National Association of Securities Dealers, Inc. (NASD), members of their immediate families, and their employee benefit plans.

o Certain trust companies, bank trust departments, and investment advisers that invest on behalf of their clients and charge account management fees.

o Participants in "no transaction fee" programs of discount brokerages that maintain an omnibus account with the Fund.

o    Individuals   investing   distributions   from  tax-deferred   savings  and
     retirement plans.

o Individuals purchasing shares with redemption proceeds (made within the previous 180 days) of another mutual fund where a sales charge has previously been charged (proof of the redemption date may be required).

The Advisor may also waive the  front-end  sales  charges  under  certain  other
conditions.   Please  contact  the  Advisor  or  the  Distributor  to  determine eligibility for waived front-end sales charges.

CLASS C SHARES

Class C Shares are sold at net asset value. Shares may be purchased by any account managed by the Advisor and any other broker-dealer authorized to sell Class C Shares of the Fund. The minimum initial investment is $2,500 ($2,500 for IRAs). The minimum additional investment is $500 ($100 for those participating in an automatic investment plan). The Fund may, in the Advisor's sole discretion, accept certain accounts with less than the minimum investment. There is no maximum purchase per transaction.

Contingent Deferred Sales Charges. If you redeem your Class C Shares within the first year of purchase you may be subject to a contingent deferred sales charge. For example, if you purchased shares on January 31 of one year and redeemed as of January 30 the next year you may be subject to the contingent deferred sales charge; however, if you redeemed on January 31 of that next year you would not be subject to that charge. The contingent deferred sales charge is imposed on the redemption proceeds according to the following schedule:


              ----------------------------  -----------------------

                  Year of Redemption        Contingent Deferred
                     After Purchase              Sales Charge
              ----------------------------  --------------------- -
                      During First                   1.00%
              ----------------------------- ------------------------
               After First and Following             None

              ----------------------------- ------------------------



The contingent deferred sales charge is calculated as a percentage of the net asset value of the Class C Shares at the time of purchase or redemption by first determining whichever value is lower and then multiplying that value by 1%. The contingent deferred sales charge will be paid to the Distributor for providing distribution-related services with respect to the sale of Class C Shares of the

Fund. The Distributor, as paying agent for the Fund, may pay all or a portion of the contingent deferred sales charge to the broker-dealers, banks, insurance companies, and other financial intermediaries that make Class C Shares available in exchange for their services. The Distributor may also retain a portion of the contingent deferred sales charge.

To determine if the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (i) shares acquired by reinvestment of dividends and capital gains distributions; and then (ii) shares held for the longest period. Shares acquired through the reinvestment of dividends or distribution of capital gains will not be subject to a contingent deferred sales charge.

The contingent deferred sales charge imposed on Class C Shares redeemed within the first year of purchase may be waived in certain circumstances. See "Redeeming Shares - Contingent Deferred Sales Charge Waivers" below.

If you hold Class C Shares for seven years, they will automatically convert to Class A Shares, which are also offered in this prospectus. Class A Shares are subject to distribution and service plan (Rule 12b-1) fees of 0.25%. Purchases of Class C Shares made on any day during a calendar month will age, for the purpose of conversion, one year at the close of business on the last day of that month in the following calendar year, and each subsequent year.



         PURCHASE AND REDEMPTION PRICE
         -----------------------------

Determining the Fund's Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is received, subject to the order being accepted by the Fund in good form. An order is considered to be in good form if it includes a complete application and payment in full of the purchase amount. A Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of the Fund. The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier. The Fund does not calculate net asset value on business holidays when the NYSE is closed.

The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Trustees. In determining the value of the Fund's total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. The Fund normally uses pricing services to obtain market quotations. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap or mid-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation. Pursuant to policies adopted by the Trustees, the Advisor consults with the Administrator on a regular basis regarding the need for fair value pricing. The Advisor is responsible for notifying the Trustees (or the Trust's Fair Value Committee) when it believes that fair value pricing is required for a particular security. The Fund's policies regarding fair value pricing are intended to result in a calculation of the Fund's net asset value that fairly reflects portfolio security values as of the time of pricing. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures. If such fair value price differs from the price that would have been determined using the Fund's normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have if the security were priced using the Fund's normal pricing procedures. The performance of the Fund may also be affected if a portfolio security's fair value price were to differ from the security's price using the Fund's normal pricing procedures. The Fund may also be unable to receive the portfolio security's fair value if the Fund should sell the security. The Trustees monitor and evaluate the Fund's use of fair value pricing, and periodically review the results of any fair valuation under the Fund's policies.

Other Matters. Purchases and redemptions of shares of the same class by the same shareholder on the same day will be netted for the Fund. All redemption requests will be processed and payment with respect thereto will normally be made within seven (7) days after tender. The Fund may suspend redemptions, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the Securities and Exchange Commission ("SEC") or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement.

         PURCHASING SHARES
         -----------------

The Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of the Fund. In addition, orders will be deemed to have been received by the Fund when an authorized broker, or broker authorized designee, receives the order, subject to the order being accepted by the Fund in good form. The orders will be priced at the next calculation of the Fund's net asset value after the authorized broker or broker authorized designee receives the orders. Investors may also be charged by a broker or agent if shares are purchased through a broker or agent.

Regular Mail Orders. Payment for shares must be made by check from a U.S. financial institution and payable in U.S. dollars. Cash, money orders, and traveler's checks will not be accepted by the Fund. If checks are returned due to insufficient funds or other reasons, the purchase will be canceled. The prospective investor will also be responsible for any losses or expenses incurred by the Fund, Administrator, and Transfer Agent. The Fund will charge a $35 fee and may redeem shares of the Fund already owned by the purchaser or another identically registered account to recover any such losses. For regular mail orders, please complete a Fund Shares Application and mail it, along with your check made payable to "DGHM All-Cap Value Fund", to:

                    DGHM All-Cap Value Fund
                    c/o NC Shareholder Services
                    116 South Franklin Street
                    Post Office Box 4365
                    Rocky Mount, North Carolina  27803-0365

The application must contain your Social Security Number ("SSN") or Taxpayer Identification Number ("TIN"). If you have applied for a SSN or TIN prior to completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for the SSN or TIN. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the SSN or TIN are met.

Bank Wire Purchases. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call the Fund at 1-800-773-3863 for wire instructions and to advise the Fund of the investment, dollar amount, and account identification number.

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price. The minimum additional investment is $500. Before adding funds by bank wire, please call the Fund at 1-800-773-3863 for wire instructions and to advise the Fund of the investment, dollar amount, and account identification number. Mail orders should include, if possible, the "Invest by Mail" stub that is attached to your confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the shareholder's checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Purchases In Kind. You may, if the Fund approves, purchase shares of the Fund with securities that are eligible for purchase by the Fund (consistent with the Fund's investment restrictions, policies, and goals) and that have a value that is readily ascertainable in accordance with the Fund's valuation policies. To ascertain whether your securities will qualify to be accepted as a purchase in kind for the Fund, please contact the Advisor at 1-800-773-3863. If accepted, the securities will be valued using the same criteria and methods for valuing securities to compute the Fund's net asset value.

Stock Certificates. The Fund normally does not issue stock certificates. Evidence of ownership of shares is provided through entry in the Fund's share registry. Investors receive periodic account statements (and, where applicable, purchase confirmations) that show the number of shares owned.

Important Information about Procedures for Opening a New Account. Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act of 2001), the Fund is required to obtain, verify, and record information to enable the Fund to form a reasonable belief as to the identity of each customer who opens an account. Consequently, when an investor opens an account, the Fund will ask for, among other things, the investor's name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Fund to identify the investor. The Fund may also ask to see the investor's driver's license or other identifying documents. An investor's account application will not be considered "complete" and, therefore, an account will not be opened and the investor's money will not be invested until the Fund receives this required information. In addition, if after opening the investor's account the Fund is unable to verify the investor's identity after reasonable efforts, as determined by the Fund in its sole discretion, the Fund may (i) restrict redemptions and further investments until the investor's identity is verified; and (ii) close the investor's account without notice and return the investor's redemption proceeds to the investor. If the Fund closes an investor's account because the Fund was unable to verify the investor's identity, the Fund will value the account in accordance with the Fund's next net asset value calculated after the investor's account is closed. In that case, the investor's redemption proceeds may be worth more or less than the investor's original investment. The Fund will not be responsible for any losses incurred due to the Fund's inability to verify the identity of any investor opening an account.

         REDEEMING SHARES
         ----------------

Regular Mail Redemptions. Regular mail redemption requests should be addressed to:

                      DGHM All-Cap Value Fund
                      c/o NC Shareholder Services
                      116 South Franklin Street
                      Post Office Box 4365
                      Rocky Mount, North Carolina  27803-0365

Regular mail redemption requests should include the following:

     (1) Your letter of instruction specifying the Fund, account number, and number of shares (or the dollar amount) to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;
     (2) Any required signature guarantees (see under the "Signature Guarantees" heading); and
     (3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, pension or profit sharing plans, and other entities.

Your redemption proceeds normally will be sent to you within 7 days after receipt of your redemption request. The Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may cause the redemption to be delayed beyond the 7 days) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. Unless you specifically decline the telephone transaction privileges on your account application, you may redeem shares of the Fund by telephone. You may also redeem shares by bank wire under certain limited conditions. The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing, using the instructions above.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (Fax# 252-972-1908). The confirmation instructions must include the following:

     (1)  Name of Fund;
     (2)  Shareholder(s) name and account number;
     (3)  Number of shares or dollar amount to be redeemed;
     (4)  Instructions   for   transmittal   of   redemption   proceeds  to  the
          shareholder; and
     (5) Shareholder(s) signature(s) as it/they appear(s) on the application then on file with the Fund.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum). Redemption proceeds cannot be wired on days in which your financial institution is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund. (See the "Signature Guarantees" section below).

The Fund, at its discretion, may choose to pass through to redeeming shareholders any charges imposed by the custodian for wire redemptions. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-800-773-3863. Redemption proceeds will only be sent to the financial institution account or person named in your Fund Shares Application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund to be genuine. The Fund will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine. The Fund will not be liable for any losses due to fraudulent or unauthorized instructions nor for following telephone instructions provided the Fund follows reasonable procedures to insure instructions are genuine.

Systematic Withdrawal Plan. A shareholder who owns shares of the Fund valued at $2,000 or more at the current offering price may establish a Systematic Withdrawal Plan to receive a monthly or quarterly check in a stated amount (not less than $100). Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash. Call or write the Fund for an application form.

Minimum Account Size. The Trustees reserve the right to redeem involuntarily any account having a net asset value of less than $1,000 (due to redemptions, exchanges, or transfers, and not due to market action) upon 30-days' prior written notice. If the shareholder brings his account net asset value up to at least $2,000 during the notice period, the account will not be redeemed. Redemptions from retirement accounts may be subject to federal income tax.

Redemptions In Kind. The Fund does not intend, under normal circumstances, to redeem its shares by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such a case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund's net asset value per share. Shareholders receiving them may incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund must pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (a) $250,000 or (b) 1% of the Fund's net asset value at the beginning of such period. Redemption requests in excess of this limit may be satisfied in cash or in kind at the Fund's election.

Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees may be required to ensure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are generally required for (i) change of registration requests; (ii) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application;
(iii) transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (iv) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.


Contingent Deferred Sales Charge Waivers. The contingent deferred sales charge imposed on Class C Shares may be waived in the following circumstances:

o Permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased.

o    Tax-free returns of excess contributions to IRAs.

o Redemption upon the death or permanent disability of the shareholder if made within one year of the death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.

o    Redemptions of Class C Shares pursuant to a systematic withdrawal plan.

o    Mandatory distributions from a tax-deferred retirement plan or IRA.

If you wish to request that a contingent deferred sales charge be waived for one of the reasons stated above, contact your broker-dealer, bank, insurance company, or other financial intermediary, or the Fund. Such waiver requests must be made at the time of redemption.

Reinstatement Privilege. If you sell Class C Shares of the Fund, you may reinvest some or all of the proceeds in the same share class within 90 days without a contingent deferred sales charge. Reinstated Class C Shares will retain their original cost and purchase date for purposes of the contingent deferred sales charge. This privilege can only be used once per calendar year. If you want to use the reinstatement privilege, contact your financial representative or broker-dealer.

Miscellaneous. The Fund reserves the right to (i) refuse to accept any request to purchase shares of the Fund for any reason; (ii) suspend any redemption request involving recently purchased shares until the check for the recently purchased shares has cleared; and (iii) suspend its offering of shares at any time.


         PURCHASING OR REDEEMING SHARES THROUGH A FINANCIAL INTERMEDIARY
         ---------------------------------------------------------------

You may purchase or redeem shares of the Fund through an authorized financial intermediary (such as a financial planner or advisor). To purchase or redeem shares at the net asset value of any given day, your financial intermediary must receive your order before the close of regular trading on the NYSE that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation, and money to the Fund on time. Your financial intermediary may charge additional transaction fees for its services.

Certain financial intermediaries may have agreements with the Fund that allow them to enter confirmed purchase and redemption orders on behalf of clients and customers. Under this arrangement, the financial intermediary must send your payment to the Fund by the time the Fund prices its shares on the following business day.

The Fund is not responsible for ensuring that a financial intermediary carries out its obligations. You should look to the financial intermediary through whom you wish to invest for specific instructions on how to purchase or redeem shares of the Fund.

         FREQUENT PURCHASES AND REDEMPTIONS
         ----------------------------------

Frequent purchases and redemptions ("Frequent Trading") of shares of the Fund may present a number of risks to other shareholders of the Fund. These risks may include, among other things, dilution in the value of shares of the Fund held by long-term shareholders, interference with the efficient management by the Advisor of the Fund's portfolio holdings, and increased brokerage and administration costs. Due to the potential of a thin market for the Fund's small-cap and mid-cap portfolio securities, as well as overall adverse market, economic, political, or other conditions affecting the sale price of portfolio securities, the Fund could face untimely losses as a result of having to sell portfolio securities prematurely to meet redemptions. Current shareholders of the Fund may face unfavorable impacts as small-cap and mid-cap securities may be more volatile than securities for larger, more established companies and it may be more difficult to sell a significant amount of shares to meet redemptions in a limited market. Current shareholders of the Fund may also face unfavorable impacts as portfolio securities concentrated in certain sectors may be more volatile than investments across broader ranges of industries as sector-specific market or economic developments may make it more difficult to sell a significant amount of shares at favorable prices to meet redemptions. Frequent Trading may also increase portfolio turnover, which may result in increased capital gains taxes for shareholders of the Fund. These capital gains could include short-term capital gains taxed at ordinary income tax rates.

The Trustees have adopted a policy that is intended to identify and discourage Frequent Trading by shareholders of the Fund. The Fund does not accommodate Frequent Trading. Under the Fund's policy, the Advisor has the discretion to refuse to accept further purchase and/or exchange orders from an investor if the Advisor believes the investor has a pattern of Frequent Trading that the Advisor considers not to be in the best interests of the other shareholders. To assist the Advisor in identifying possible Frequent Trading patterns, the Transfer Agent provides a daily record of the Fund's shareholder trades to the Advisor. The Transfer Agent also assists the Advisor in monitoring and testing shareholder purchase and redemption orders for possible incidents of Frequent Trading. Under the Fund's policy regarding Frequent Trading, the Fund intends to limit investments from investor accounts that purchase and redeem shares over a period of less than ten days in which (i) the redemption amount is within ten percent of the previous purchase amount(s); (ii) the redemption amount is greater than $10,000; and (iii) two or more such redemptions occur during a 60 calendar day period. In the event such a purchase and redemption pattern occurs, an investor account and any other account with the same taxpayer identification number will be precluded from investing in the Fund (including investments that are part of an exchange transaction) for at least 30 calendar days after the redemption transaction.


This policy is intended to apply uniformly, except that the Fund may not be able to identify or determine that a specific purchase and/or redemption is part of a pattern of Frequent Trading or that a specific investor is engaged in Frequent Trading, particularly with respect to transactions made through accounts such as omnibus accounts or accounts opened through third-party financial intermediaries such as broker-dealers and banks ("Intermediary Accounts"). Therefore, this policy is not applied to omnibus accounts or Intermediary Accounts. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and to purchase, redeem, and exchange shares of the Fund without the identity of the particular shareholders being known to the Fund. Like omnibus accounts, Intermediary Accounts normally permit investors to purchase, redeem, and exchange shares of the Fund without the identity of the underlying shareholder being known to the Fund. Accordingly, the ability of the Fund to monitor and detect Frequent Trading through omnibus accounts and Intermediary Accounts would be very limited, and there would be no guarantee that the Fund could identify shareholders who might be engaging in Frequent Trading through such accounts or curtail such trading. In addition, the policy will not apply if the Advisor determines that a purchase and redemption pattern is not a Frequent Trading pattern intended to respond to short-term fluctuations in the securities markets, such as inadvertent errors that result in frequent purchases and redemptions. Inadvertent errors shall include purchases and/or redemptions made unintentionally or by mistake (e.g., where an investor unintentionally or mistakenly invests in the Fund and redeems immediately after recognizing the error). The investor shall have the burden of proving to the sole satisfaction of the Advisor that a frequent purchase and redemption pattern was a result of an inadvertent error. In such a case the Advisor may choose to accept further purchase and/or exchange orders for such investor account.



OTHER IMPORTANT INVESTMENT INFORMATION
--------------------------------------

         DIVIDENDS, DISTRIBUTIONS AND TAXES
         ----------------------------------

The following information is meant as a general summary for U.S. taxpayers. Additional tax information appears in the SAI. Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences of investing in the Fund.

The Fund will distribute most of its income and realized gains to its shareholders every year. Dividends paid by the Fund derived from net investment income, if any, are paid quarterly and capital gains distributions, if any, are made at least annually. Shareholders may elect to take dividends from net investment income or capital gains distributions, if any, in cash or reinvest them in additional Fund shares. Although the Fund is not taxed on amounts it distributes, shareholders will generally be taxed on distributions regardless of whether distributions are paid by the Fund in cash or are reinvested in additional Fund shares. Distributions may be subject to state and local taxes, as well as federal taxes.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.


As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 28% for 2007) for all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.


Shareholders should consult with their own tax advisors to ensure distributions and sale of Fund shares are treated appropriately on their income tax returns.

         FINANCIAL HIGHLIGHTS
         --------------------

Because the Fund is a new fund, there is no financial or performance information included in this prospectus for the Fund. The fiscal year end of the Fund is September 30 each year. Once the information becomes available, you may request this information at no charge by calling the Fund at 1-800-773-3863.

         ADDITIONAL INFORMATION
         ----------------------

Please see the back cover of this prospectus on how to contact the Fund and how to receive additional information regarding the Fund.

                             ADDITIONAL INFORMATION
________________________________________________________________________________


                             DGHM ALL-CAP VALUE FUND

________________________________________________________________________________



Additional information about the Fund is available in the Fund's SAI, which is incorporated by reference into this Prospectus. Additional information about the Fund's investments will also be available in the Fund's Annual and Semi-annual Reports to shareholders. The Fund's Annual Reports will include a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

The SAI and the Annual and Semi-annual Reports will be available free of charge upon request (you may also request other information about the Fund or make shareholder inquiries) by contacting the Fund as follows:


           By telephone:         1-800-773-3863

           By mail:              DGHM All-Cap Value Fund
                                 c/o NC Shareholder Services
                                 116 South Franklin Street
                                 P.O. Box 4365
                                 Rocky Mount, North Carolina 27803-0365

           By e-mail:            info@nottinghamco.com

           On the Internet:      http://www.nottinghamco.com


Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.



                  Investment Company Act file number 811-21958

                                     PART B
                                     ======

                                    FORM N-1A


                       STATEMENT OF ADDITIONAL INFORMATION


                             DGHM ALL-CAP VALUE FUND



                                January __, 2007


                                 A series of the
                              DGHM Investment Trust
                          565 Fifth Avenue, Suite 2101
                            New York, New York 10017
                          Telephone No. 1-800-773-3863





                                TABLE OF CONTENTS

                                                                           Page
                                                                           ----

OTHER INVESTMENT POLICIES......................................................2
INVESTMENT LIMITATIONS........................................................11
PORTFOLIO TRANSACTIONS........................................................12
DESCRIPTION OF THE TRUST......................................................13
MANAGEMENT AND OTHER SERVICE PROVIDERS........................................14
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION ...............................20
SPECIAL SHAREHOLDER SERVICES..................................................22
DISCLOSURE OF PORTFOLIO HOLDINGS..............................................22
NET ASSET VALUE...............................................................23
ADDITIONAL TAX INFORMATION....................................................24
ADDITIONAL INFORMATION ON PERFORMANCE.........................................26
FINANCIAL STATEMENTS..........................................................29
APPENDIX A - DESCRIPTION OF RATINGS...........................................31
APPENDIX B - PROXY VOTING POLICIES............................................35




This Statement of Additional Information ("SAI") is meant to be read in conjunction with the prospectus for the DGHM All-Cap Value Fund's ("Fund") Class A Shares and Class C Shares, dated the same date as this SAI ("Prospectus"), and is incorporated by reference in its entirety into the Prospectus. Because this SAI is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. Copies of the Fund's Prospectus, Annual Reports, and/or Semi-annual Reports may be obtained at no charge by writing or calling the Fund at the address or phone number shown above. Capitalized terms used but not defined herein have the same meanings as in the Prospectus.

                            OTHER INVESTMENT POLICIES

The DGHM Investment Trust ("Trust") was organized on July 27, 2006 as a Delaware statutory trust and is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. The Fund is a separate, diversified series of the Trust. The following policies supplement the Fund's investment objective and policies as described in the Prospectus for the Fund. Attached to the SAI is Appendix A, which contains descriptions of the rating symbols used by Rating Agencies for securities in which the Fund may invest.

GENERAL INVESTMENT RISKS. All investments in securities and other financial instruments involve a risk of financial loss. No assurance can be given that the Fund's investment program will be successful. Investors should carefully review the descriptions of the Fund's investments and their risks described in the Prospectus and this SAI.

EQUITY SECURITIES. The equity portion of the Fund's portfolio will generally be comprised of common stocks traded on domestic securities exchanges or on the over-the-counter market as described in the Prospectus. In addition to common stocks, the equity portion of the Fund's portfolio may also include preferred stocks and convertible preferred stocks. Prices of equity securities in which the Fund invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. In addition, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund. Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of equity securities will most likely decline. There are also special risks associated with investing in preferred stock, including the following:

         Deferral and Nonpayment. Preferred stock may include provisions that permit the issuer, at its discretion, to defer or fail to pay distributions for a stated period without any adverse consequences to the issuer.

         Subordination. Preferred stock may be subordinated to bonds and other debt securities in a company's capital structure in terms of priority to corporate income and liquidation payments upon the bankruptcy or other liquidation of the issuer, and therefore will be subject to significantly greater credit risk than more senior debt instruments. Consequently, in the event an issuer were to go through a bankruptcy or liquidation, the subordinated right to payment of the Fund as a holder of the issuer's preferred stock could adversely affect the value of the Fund's investment and an investor could incur a loss of investment in the Fund as a result.

         Liquidity. Preferred stock may be more thinly traded and substantially less liquid than many other types of securities, such as common stocks or U.S. government securities. This lack of market liquidity may adversely affect the value of the Fund's investment in the preferred stock, and an investor could incur a loss of investment in the Fund as a result.

         Limited Voting Rights. Generally, preferred stock offers no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods.

         Special Redemption Rights. The terms of a preferred stock series may, in certain circumstances, allow the issuer of the preferred stock to redeem the securities prior to a specified date. As with call provisions, a redemption by the issuer may negatively impact the return of the shares of preferred stock held by the Fund.

CONVERTIBLE SECURITIES. Although the equity investments of the Fund consist primarily of common and preferred stocks, the Fund may buy securities convertible into common stock if, for example, Dalton, Greiner, Hartman, Maher & Co., LLC, the Fund's investment advisor ("Advisor"), believes that a company's convertible securities are undervalued in the market. Convertible securities eligible for purchase by the Fund include convertible bonds, convertible preferred stocks, and warrants. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specific amount of the corporation's capital stock at a set price for a specified period of time. Warrants do not represent ownership of the securities, but only the right to buy the securities. The prices of warrants do not necessarily move parallel to the prices of underlying securities. Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of a corporation issuing them. Warrant positions will not be used to increase the leverage of the Fund; consequently, warrant positions are generally accompanied by cash positions equivalent to the required exercise amount. The Fund's ability to invest in warrants may be limited by the Fund's investment restrictions.

FOREIGN SECURITIES. The Fund may invest in foreign securities represented by American Depository Receipts ("ADRs"). ADRs provide a method whereby the Fund may invest in securities issued by companies whose principal business activities are outside the United States. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities, and may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign issuers also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Fund, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States.

REAL ESTATE SECURITIES. Although the Fund will not invest directly in real estate, the Fund may invest in securities of issuers primarily engaged in or related to the real estate industry. The Fund may invest in real estate investment trusts ("REITs") and real estate operating companies, as well as other types of real estate securities such as publicly traded common stock, preferred stock, limited partnerships (including real estate master limited partnerships), rights or warrants to purchase common stock or convertible securities of corporations engaged in real estate development, or companies whose financial prospects are deemed by the Advisor to be real estate oriented and consistent with the Fund's investment objectives. A REIT is a pooled investment vehicle that is organized as a corporation or business trust which invests primarily in income producing real estate or real estate loans or interests. Therefore, an investment in REITs or other real estate securities is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. To the extent that assets underlying a REIT's investments are concentrated geographically, by property type or in certain other respects, the REIT may be subject to certain of the foregoing risks to a greater extent. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REIT may be affected by changes in the value of the underlying property owned by the REITs. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the U.S. Internal Revenue Code and failing to maintain their exemptions from registration under the 1940 Act.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investment in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations. Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities.

MONEY MARKET INSTRUMENTS. The Fund may invest in money market instruments including U.S. Government obligations or corporate debt obligations provided that they are eligible for purchase by the Fund. Money market instruments also may include Banker's Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper, and Variable Amount Demand Master Notes ("Master Notes"). Banker's Acceptances are time drafts drawn on and "accepted" by a bank. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Fund acquires a Banker's Acceptance, the bank that "accepted" the time draft is liable for payment of interest and principal when due. The Banker's Acceptance carries the full faith and credit of such bank. A Certificate of Deposit ("CD") is an unsecured, interest bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will invest in Commercial Paper only if it is rated in one of the top two rating categories by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P's"), or Fitch Investors Service, Inc. ("Fitch"), or if not rated, of equivalent quality in the Advisor's opinion. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes will be acquired by the Fund only through the Master Note program of the Fund's custodian bank, acting as administrator thereof. The Advisor will monitor, on a continuous basis, the earnings power, cash flow, and other liquidity ratios of the issuer of a Master Note held by the Fund.

EXCHANGE TRADED FUNDS. As noted in the Prospectus, the Fund may invest in ETFs. The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in kind for a portfolio of the underlying securities (based on the ETF's net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. The Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units if the Advisor believes it is in the Fund's best interest to do so. The Fund's ability to redeem creation units may be limited by the 1940 Act which provides that the ETFs will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that the underlying ETFs in which the Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Fund intends to principally invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire net asset value falls below a certain amount. Although the Fund believes that, in the event of the termination of an underlying ETF, it will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time. There is also the risk that ETFs in which the Fund may invest will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Fund may invest will incur expenses not incurred by their applicable indices. These expenses will be passed on to the Fund, thus increasing the Fund's expenses. Certain securities comprising the indices tracked by these ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs' ability to track their applicable indices.

The market value of ETF shares may also differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF share trades at a premium or discount to its net asset value.

U. S. GOVERNMENT SECURITIES. The Fund may invest in U.S. Government securities, defined to be U.S. Government obligations such as U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury bills, obligations guaranteed by the U.S. Government such as Government National Mortgage Association ("GNMA"), as well as obligations of U.S. Government authorities, agencies, and instrumentalities such as Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Housing Administration ("FHA"), Federal Farm Credit Bank ("FFCB"), Federal Home Loan Bank ("FHLB"), Student Loan Marketing Association ("SLMA"), and The Tennessee Valley Authority. While obligations of some U.S. Government sponsored entities are supported by the full faith and credit of the U.S. Government (e.g. GNMA), others are not. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies or instrumentalities in the future since it is not obligated to do so by law. The guarantee of the U.S. Government does not extend to the yield or value of the Fund's shares.



[Removed "Repurchase Agreements" and "Reverse Repurchase Agreements" sections.]


ILLIQUID INVESTMENTS. The Fund may invest up to 15% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Board of Trustees of the Trust (the "Board" or "Trustees"), the Advisor determines the liquidity of the Fund's investments, and through reports from the Advisor, the Trustees monitor investments in illiquid instruments. In determining the liquidity of the Fund's investments, the Advisor may consider various factors including (i) the frequency of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; (iv) the nature of the security (including any demand or tender features); and (v) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). If through a change in values, net assets, or other circumstances, the Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity. Investment in illiquid securities poses risks of potential delays in resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund may be unable to dispose of illiquid securities promptly or at reasonable prices.

RESTRICTED SECURITIES. Within its limitation on investment in illiquid securities, the Fund may purchase restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws, or in a registered public offering. Where registration is required, the Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. Restricted Securities which can be offered and sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933 ("144A Securities") and are determined to be liquid under guidelines adopted by and subject to the supervision of the Trustees are not subject to the limitations on illiquid securities.

OPTIONS. The Fund may purchase and write put and call options on securities. The Fund may write a call or put option only if the option is "covered" by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund's obligation as writer of the option. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options market, the Fund may be unable to close out a position.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities in an amount up to 33% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities which the Advisor has determined are creditworthy under guidelines established by the Board of Trustees. In determining whether the Fund will lend securities, the Advisor will consider all relevant facts and circumstances. The Fund may not lend securities to any company affiliated with the Advisor. Each loan of securities will be collateralized by cash, securities, or letters of credit. The Fund might experience a loss if the borrower defaults on the loan.

The borrower at all times during the loan must maintain with the Fund cash or cash equivalent collateral, or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. While the loan is outstanding, the borrower will pay the Fund any interest paid on the loaned securities, and the Fund may invest the cash collateral to earn additional income. Alternatively, the Fund may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. It is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. Loans are subject to termination at the option of the Fund or the borrower at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

PORTFOLIO TURNOVER. Portfolio turnover is a ratio that indicates how often the securities in a mutual fund's portfolio change during a year's time. Higher numbers indicate a greater number of changes, and lower numbers indicate a smaller number of changes. The Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund. High rates of portfolio turnover could lower performance of the Fund due to increased costs and may also result in the realization of capital gains. If the Fund realizes capital gains when it sells its portfolio investments, it must generally distribute those gains to shareholders, increasing their taxable distributions. Under normal circumstances, the anticipated portfolio turnover rate for the Fund is expected to be less than 100%.

TEMPORARY DEFENSIVE POSITIONS. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in an attempt to respond to adverse market, economic, political, or other conditions. During such an unusual set of circumstances, the Fund may hold up to 100% of its portfolio in cash or cash equivalent positions (e.g., money market securities, U.S. Government securities, and/or similar securities). When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

BORROWING. To the extent permitted under the 1940 Act and other applicable law, the Fund may borrow money. In the event that a Fund should ever borrow money under these conditions, such borrowing could increase the Fund's costs and thus reduce the value of the Fund's assets and returns to shareholders.


                             INVESTMENT LIMITATIONS

The Fund has adopted the following investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund. A "majority" for this purpose means the lesser of (i) 67% of the Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented; or (ii) more than 50% of its outstanding shares. Unless otherwise indicated, percentage limitations apply at the time of purchase of the applicable securities.

FUNDAMENTAL RESTRICTIONS.  As a matter of fundamental policy, the Fund may not:

(1) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions). For purposes of this limitation, short sales of securities and futures trades, forward contracts or similar trades requiring margin deposits or other use of a margin account are not considered purchasing securities on margin;

(2)  Issue senior securities, except as permitted by the 1940 Act;

(3) Borrow money, except to the extent permitted under the 1940 Act (including, without limitation, borrowing to meet redemptions). For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing;

(4) Pledge, mortgage, or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with writing covered put and call options and the purchase of securities on a when-issued or forward commitment basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices;

(5) Act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws;

(6) Make investments for the purpose of exercising control or management over a portfolio company;


(7) Invest 25% or more of the value of its total assets in any one industry or group of industries (except that securities of the U.S. government, its agencies and instrumentalities are not subject to these limitations);

(8) Make loans, provided that the Fund may lend its portfolio securities in an amount up to 33% of total Fund assets, and provided further that, for purposes of this restriction, investment in U.S. Government obligations, short-term commercial paper, certificates of deposit, and bankers' acceptance shall not be deemed to be the making of a loan;

(9) Purchase or sell real estate or direct interests in real estate; provided, however, that the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate (including, without limitation, investments in REITs, mortgage-backed securities, and privately-held real estate funds); or

(10) Invest in commodities, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

With respect to fundamental restriction #7 above, a "group of industries" means particular related industries that when grouped together may be considered a sector. For example, banking may be considered to be an industry while banking and insurance taken together may be considered a group of industries, or a sector.


NON-FUNDAMENTAL RESTRICTIONS. The following investment limitations are not fundamental and may be changed without shareholder approval. As a matter of non-fundamental policy, the Fund may not:

(1)  Invest  in  interests  in  oil,  gas,  or  other  mineral   exploration  or
     development programs, although the Fund may invest in the common stock of companies which invest in or sponsor such programs; or

(2) Purchase warrants if as a result the Fund would then have more than 5% of its total net assets (taken at the lower of cost or current value) invested in warrants.

With respect to the "fundamental" and "non-fundamental" investment restrictions above, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase).


                             PORTFOLIO TRANSACTIONS


Subject to the general supervision of the Trustees, the Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund. The Advisor shall manage the Fund's portfolio in accordance with the terms of the Investment Advisory Agreement by and between the Advisor and the Trust on behalf of the Fund ("Advisory Agreement"), which is described in detail under "Management and Other Service Providers - Investment Advisor." The Advisor serves as investment advisor for a number of client accounts, including the Fund. Investment decisions for the Fund are made independently from those for any other series of the Trust, if any, and for any other investment companies and accounts advised or managed by the Advisor.

Brokerage Selection. The Fund has adopted, and the Trustees have approved, policies and procedures relating to the direction of mutual fund portfolio securities transactions to broker-dealers. The Advisor may not give consideration to sales of shares of the Fund as a factor in selecting broker-dealers to execute portfolio securities transactions. The Advisor may, however, place portfolio transactions with broker-dealers that promote or sell the Fund's shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of the broker's execution and not on its sales efforts. In selecting brokers to be used in portfolio transactions, the Advisor's general guiding principle is to obtain the best overall execution for each trade, which is a combination of price and execution. With respect to execution, the Advisor considers a number of discretionary factors, including, without limitation, the actual handling of the order, the ability of the broker to settle the trade promptly and accurately, the financial standing of the broker, the ability of the broker to position stock to facilitate execution, the Advisor's past experience with similar trades, and other factors that may be unique to a particular order. Recognizing the value of these discretionary factors, the Advisor may select brokers who charge a brokerage commission that is higher than the lowest commission that might otherwise be available for any given trade.

Under Section 28(e) of the Securities Exchange Act of 1934 and the Advisory Agreement, the Advisor is authorized to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and/or research services provided by the broker. The research received by the Advisor may include, without limitation: information on the United States and other world economies; information on specific industries, groups of securities, individual companies, and political and other relevant news developments affecting markets and specific securities; technical and quantitative information about markets;
analysis of proxy proposals affecting specific companies; accounting and performance systems that allow the Advisor to determine and track investment results; and trading systems that allow the Advisor to interface electronically with brokerage firms, custodians, and other providers. Research is received in the form of written reports, telephone contacts, personal meetings, research seminars, software programs, and access to computer databases. In some instances, research products or services received by the Advisor may also be used by the Advisor for functions that are not research related (i.e. not related to the making of investment decisions). Where a research product or service has a mixed use, the Advisor will make a reasonable allocation according to the use and will pay for the non-research function in cash using its own funds.

The research and investment information services described above make available to the Advisor for its analysis and consideration the views and information of individuals and research staffs of other securities firms. These services may be useful to the Advisor in connection with advisory clients other than the Fund and not all such services may be useful to the Advisor in connection with the Fund. Although such information may be a useful supplement to the Advisor's own investment information in rendering services to the Fund, the value of such research and services is not expected to reduce materially the expenses of the Advisor in the performance of its services under the Advisory Agreement and will not reduce the management fees payable to the Advisor by the Fund.

The Fund may invest in securities traded in the over-the-counter market. In these cases, the Fund may initiate trades through brokers on an agency basis and pay a commission in connection with the transaction. The Fund may also effect these transactions by dealing directly with the dealers who make a market in the securities involved, in which case the costs of such transactions would involve dealer spreads rather than brokerage commissions.

Aggregated Trades. While investment decisions for the Fund are made independently of the Advisor's other client accounts, the Advisor's other client accounts may invest in the same securities as the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Advisor believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund.

Portfolio Turnover. The annualized portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover of the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making Fund decisions, and the Fund may engage in short-term trading to achieve its investment objectives. High rates of portfolio turnover could lower performance of the Fund due to increased transaction costs and may also result in the realization of short-term capital gains taxed at ordinary income tax rates.

                            DESCRIPTION OF THE TRUST


The Trust, which is a statutory trust organized under Delaware law on July 27, 2006, is an open-end management investment company. The Trust's Declaration of Trust ("Trust Instrument") authorizes the Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Trust currently consists of one series: the DGHM All-Cap Value Fund. The shares of the Fund are currently divided into two classes which are described in the Prospectus: Class A Shares and Class C Shares. Additional series and/or classes may be created from time to time. The number of shares in the Trust shall be unlimited. When issued for payment as described in the Prospectus and this SAI, shares of the Fund will be fully paid and non-assessable and shall have no preemptive or conversion rights. The Trust normally does not issue share certificates.


In the event of a liquidation or dissolution of the Trust or an individual series, such as the Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds, or payments, that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.


Shareholders of all of the series of the Trust, including the Fund, will vote together and not separately on a series-by-series or class-by-class basis, except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. The Trust has adopted a Rule 18f-3 Multi-class Plan that contains the general characteristics of, and conditions under which, the Trust may offer multiple classes of shares of each series. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class. Rights of holders can only be modified by a majority vote.

When used in the Prospectus or this SAI, a "majority" of shareholders means the vote of the lesser of (i) 67% of the shares of the Trust or the applicable series or class present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Trust or the applicable series or class.



Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, and in this event, the holders of the remaining shares voting will not be able to elect any Trustees. Rights of shareholders cannot be modified by less than a majority vote.

The Trustees will hold office indefinitely, except that: (i) any Trustee may resign or retire, and (ii) any Trustee may be removed: (a) any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal; (b) at any meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares of the Trust; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust. In case a vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Otherwise, there will normally be no meeting of shareholders for the purpose of electing Trustees, and the Trust does not expect to have an annual meeting of shareholders.

The Trust Instrument provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from a Trustee's bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust's property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Trust Instrument provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.


                     MANAGEMENT AND OTHER SERVICE PROVIDERS

The Trustees are responsible for the management and supervision of the Fund. The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund. This section of the SAI provides information about the persons who serve as Trustees and officers to the Trust and Fund, respectively, as well as the entities that provide services to the Fund.


TRUSTEES AND OFFICERS. Following are the Trustees and officers of the Trust, their age and address, their present position with the Trust or the Fund, and their principal occupation during the past five years. Those Trustees who are "interested persons" (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Advisor are indicated in the table. The address of each Trustee and officer of the Trust, unless otherwise indicated, is 116 South Franklin Street, Rocky Mount, North Carolina 27802.


------------------------------ ------------ --------- ------------------------------------ --------------- -------------------------
                                                                                             Number of
                                                                                           Portfolios in
                               Position(s)  Length                                          Fund Complex
        Name, Age and           held with   of Time         Principal Occupation(s)         Overseen by      Other Directorships
           Address             Fund/Trust    Served           During Past 5 Years             Trustee          Held by Trustee
------------------------------ ------------ --------- ------------------------------------ --------------- -------------------------
                                                       INDEPENDENT TRUSTEES
------------------------------ ------------ --------- ------------------------------------ --------------- -------------------------

Jack E. Brinson, 73            Trustee      Since     Retired    since    January   2000;        1         Independent   Trustee  of
                                            01/07     previously,    President,   Brinson                  the  following  - Gardner
                                                      Investment      Co.       (personal                  Lewis   Investment  Trust
                                                      investments)     and     President,                  for the  three  series of
                                                      Brinson   Chevrolet,   Inc.   (auto                  that      trust;      The
                                                      dealership).                                         Nottingham     Investment
                                                                                                           Trust   II  for  the  six
                                                                                                           series  of  that   trust;
                                                                                                           Hillman           Capital
                                                                                                           Management     Investment
                                                                                                           Trust for the two  series
                                                                                                           of   that   trust;    New
                                                                                                           Providence     Investment
                                                                                                           Trust for the one  series
                                                                                                           of that trust; and Tilson
                                                                                                           Investment  Trust for the
                                                                                                           two  series of that trust
                                                                                                           (all           registered
                                                                                                           investment companies)


------------------------------ ------------ --------- ------------------------------------ --------------- -------------------------

Theo H. Pitt, Jr., 69          Trustee      Since     Senior      Partner,      Community        1         Independent  Trustee  of
                               and          01/07     Financial  Institutions  Consulting                  the  following - Gardner
                               Chairman               (bank  consulting)  since  1997 and                  Lewis  Investment  Trust
                                                      Account    Administrator,    Holden                  for the three  series of
                                                      Wealth    Management    Group    of                  that   trust;    Hillman
                                                      Wachovia      Securities     (money                  Capital       Management
                                                      management  firm)  since  September                  Investment   Trust   for
                                                      2003.                                                the two  series  of that
                                                                                                           trust;     and    Tilson
                                                                                                           Investment   Trust   for
                                                                                                           the two  series  of that
                                                                                                           trust  (all   registered
                                                                                                           investment companies)

------------------------------ ------------ --------- ------------------------------------ --------------- -------------------------

                                                                   10

------------------------------ ------------ --------- ------------------------------------ --------------- -------------------------
                                                       INTERESTED TRUSTEES*
------------------------------ ------------ --------- ------------------------------------ --------------- -------------------------

Jeffrey C. Baker, 40           Trustee,     Since     Executive Vice  President,  Dalton,        1                   None
565 Fifth Avenue               President,   01/07     Greiner,  Hartman, Maher & Co., LLC
Suite 2101                     and                    (investment  advisor  to the  Fund)
New York, New York  10017      Principal              since  2005;   previously,   Senior
                               Executive              Vice  President,  Dalton,  Greiner,
                               Officer                Hartman,  Maher  & Co.,  LLC,  2002
                                                      to  2005;   and   Vice   President,
                                                      Dalton,  Greiner,  Hartman, Maher &
                                                      Co., LLC, 2000 to 2002.

------------------------------ ------------ --------- ------------------------------------ --------------- -------------------------

 *Basis of Interestedness: Mr. Baker is an Interested Trustee because he is a Member of the Advisor.

------------------------------------------------------------------------------------------------------------------------------------
                                                               OTHER OFFICERS
------------------------------ ------------ --------- ------------------------------------ --------------- -------------------------

Thomas F. Gibson, 43           Treasurer,   Since     Vice  President,  Chief  Financial       n/a                   n/a
3001 Tamiami Trail North       Principal    01/07     Officer,   and  Chief   Compliance
Suite 206                      Financial              Officer,      Dalton,     Greiner,
Naples, Florida 34103          Officer,               Hartman,  Maher & Co.,  LLC  since
                               and   Chief            2005; previously,  Chief Financial
                               Compliance             Officer   and   Chief   Compliance
                               Officer                Officer,  Bingham  Legg  Advisers,
                                                      LLC, 1999 to 2005.

------------------------------ ------------ --------- ----------------------------------- --------------- --------------------------

Tracey L. Hendricks, 39**      Assistant    Since     Chief  Financial   Officer,   since       n/a                   n/a
                               Secretary    01/07     2006, and Vice  President-Financial
                                                      Reporting, Tax, Internal Audit, and
                                                      Compliance,    since   2004,    The
                                                      Nottingham  Company  (administrator
                                                      to  the  Fund);  previously,   Vice
                                                      President-Special   Projects,   The
                                                      Nottingham  Company  from  2001  to
                                                      2004.

------------------------------ ------------ --------- ----------------------------------- --------------- --------------------------

Julian G. Winters, 38**        Secretary    Since     Vice          President-Compliance       n/a                   n/a
                               and          01/07     Administration,   The   Nottingham
                               Assistant              Company since 1998.
                               Treasurer

------------------------------------------------------------------------------------------------------------------------------------

** Ms. Hendricks and Mr. Winters are sister-in-law and brother-in-law, respectively.

------------------------------------------------------------------------------------------------------------------------------------


Trustee Standing Committees. The Trustees have established the following standing committees:

     Audit Committee: All of the Independent Trustees are members of the Audit Committee. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, reviews the results of the annual audits of the Fund's financial statements, and interacts with the Fund's independent auditors on behalf of all the Trustees. The Audit Committee operates pursuant to an Audit Committee Charter and will meet periodically as necessary.

     Nominating Committee: All of the Independent Trustees are members of the Nominating Committee. The Nominating Committee nominates, selects, and appoints independent trustees to fill vacancies on the Board of Trustees and to stand for election at meetings of the shareholders of the Trust. The Nominating Committee will meet only as necessary. The Nominating Committee will not consider nominees recommended by shareholders of the Trust.

     Proxy Voting Committee: All of the Independent Trustees are members of the Proxy Voting Committee. The Proxy Voting Committee will determine how the Fund should cast its vote, if called upon by the Board or the Advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interests of the Fund's shareholders, on the one hand, and those of the Fund's Advisor, principal underwriter, or an affiliated person of the Fund, its investment advisor, or principal underwriter, on the other hand. The Proxy Voting Committee will also review the Trust's Proxy Voting Policy and recommend any changes to the Board as it deems necessary or advisable. The Proxy Voting Committee will also decide if the Fund should participate in a class action settlement, if called upon by the Advisor, in cases where a class action settlement with respect to which the Fund is eligible to participate presents a conflict between the interests of the Fund's shareholders, on the one hand, and those of the Advisor, on the other hand. The Proxy Voting Committee will meet only as necessary.

     Qualified Legal Compliance Committee: All of the Independent Trustees are members of the Qualified Legal Compliance Committee. The Qualified Legal Compliance Committee receives, investigates and makes recommendations as to appropriate remedial action in connection with any report of evidence of a material violation of securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, trustees or agents. The Qualified Legal Compliance Committee will meet only as necessary.


Beneficial Equity Ownership Information. The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Fund complex, as of a valuation date of December 31, 2006 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and
E = over $100,000.

------------------------------- ------------------------------------- -----------------------------
                                                                       Aggregate Dollar Range of
                                                                        Equity Securities in All
                                                                         Registered Investment
                                                                         Companies Overseen By
                                 Dollar Range of Equity Securities        Trustee in Family of
       Name of Trustee                      in the Fund                  Investment Companies*
------------------------------- ------------------------------------- -----------------------------
                                       INDEPENDENT TRUSTEES
------------------------------- ------------------------------------- -----------------------------

Jack E. Brinson                                  A                                 A

------------------------------- ------------------------------------- -----------------------------

Theo H. Pitt, Jr.                                A                                 A

------------------------------- ------------------------------------- -----------------------------
                                       INTERESTED TRUSTEES
------------------------------- ------------------------------------- -----------------------------

Jeffrey C. Baker                                 A                                 A

------------------------------- ------------------------------------- -----------------------------
   *Includes the one fund of the Trust.


Ownership of Securities of Advisor, Distributor, or Related Entities. As of December 31, 2006, none of the Independent Trustees and/or their immediate family members own securities of the Advisor, Distributor, or any entity controlling, controlled by, or under common control with the Advisor or Distributor.


Compensation. Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust. Other Trustees receive $4,000 each year plus $250 per Fund per meeting attended in person and $100 per Fund per meeting attended by telephone. The Trust reimburses each Trustee and officers of the Trust for his or her travel and other expenses relating to attendance at such meetings. The following table reflects the amount of estimated compensation to be received by each Trustee for the fiscal year to end September 30, 2007.

---------------------------- ----------------------- ------------------------ ---------------------- ---------------------------
                                   Aggregate          Pension or Retirement     Estimated Annual      Total Compensation From
                                 Compensation          Benefits Accrued As        Benefits Upon            Fund and Fund
       Name of Trustee           From the Fund        Part of Fund Expenses        Retirement          Complex Paid to Trustees*
---------------------------- ----------------------- ------------------------ ---------------------- ---------------------------
                                                     INDEPENDENT TRUSTEES
---------------------------- ----------------------- ------------------------ ---------------------- ---------------------------

Jack E. Brinson                      $4,450                   None                    None                     $4,450

---------------------------- ----------------------- ------------------------ ---------------------- ---------------------------

Theo H. Pitt, Jr.                    $4,450                   None                    None                     $4,450

---------------------------- ----------------------- ------------------------ ---------------------- ---------------------------
                                                      INTERESTED TRUSTEES
---------------------------- ----------------------- ------------------------ ---------------------- ---------------------------

Jeffrey C. Baker                      None                    None                    None                      None

---------------------------- ----------------------- ------------------------ ---------------------- ---------------------------
  * Each of the  Trustees  serves  as a  Trustee  to the one  fund of the Trust.

CODES OF ETHICS. The Trust, Advisor, and Distributor each have adopted a code of ethics, as required under Rule 17j-1 of the 1940 Act, which is designed to prevent affiliated persons of the Trust, Advisor, and Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which securities may also be held by persons subject to each such code of ethics). The code permits employees and officers of the Trust, Advisor, and Distributor to invest in securities, subject to certain restrictions and pre-approval requirements. In addition, the Advisor's code requires that portfolio managers and other investment personnel of the Advisor report their personal securities transactions and holdings, which are reviewed for compliance with the Trust's and Advisor's code of ethics.

ANTI-MONEY LAUNDERING PROGRAM. The Trust has adopted an anti-money laundering program, as required by applicable law, that is designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. The Trust's Chief Compliance Officer is responsible for implementing and monitoring the operations and internal controls of the program. Compliance officers at certain of the Fund's service providers are also responsible for monitoring the program. The anti-money laundering program is subject to the continuing oversight of the Trustees.

PROXY VOTING POLICIES. The Trust has adopted a proxy voting and disclosure policy that delegates to the Advisor the authority to vote proxies for the Fund, subject to oversight by the Trustees. Copies of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting Policy and Procedures are included as Appendix B to this SAI.

No later than August 31 of each year, the Fund will file Form N-PX stating how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30. Information regarding how the Fund voted proxies as set forth in its most recent filing of Form N-PX will be available (i) without charge, upon request, by calling the Fund at 1-800-773-3863; and (ii) on the SEC's website at http://www.sec.gov.


PRINCIPAL HOLDERS OF VOTING SECURITIES. As of December 31, 2006, the Trustees and officers of the Trust as a group owned beneficially (i.e., had direct or indirect voting and/or investment power) 0.00% of the then outstanding shares of the Fund. On the same date, the following shareholders owned of record more than 5% of the outstanding shares of beneficial interest of the Fund. Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of any class of the Fund as of December 31, 2006.

     Name and Address of                            Amount and Nature of
     Beneficial Owner                               Beneficial Ownership                         Percent
     ----------------                               --------------------                         -------


     Kenneth J. Greiner                                10,000.000 Shares                          64.52%*
     105 Fifth Avenue, 9A
     New York, New York  10003

     Bruce H. Geller                                    5,500.000 Shares                          35.48%*
     3 Chapel Hill Road
     Westport, Connecticut  06880



     * Deemed to "control" the shares of the  Fund, as defined by applicable SEC regulations. Mr. Greiner and Mr. Geller are Members of the Advisor and portfolio managers of the Fund.



INVESTMENT ADVISOR. Information about the Investment Advisor, Dalton, Greiner, Hartman, Maher & Co., LLC, 565 Fifth Avenue, Suite 2101, New York, New York 10017, and its duties and compensation as Advisor is contained in the Prospectus. The Advisor supervises the Fund's investments pursuant to the Advisory Agreement. The Advisory Agreement is effective for an initial two-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the Fund's outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party. The Advisory Agreement is terminable without penalty by the Trust on 60-days' notice by the Trustees or by vote of a majority of the outstanding voting securities or upon 60-days' notice by the Advisor. The Advisory Agreement provides that it will terminate automatically in the event of its "assignment," as such term is defined in the 1940 Act.

The Advisor manages the Fund's investments in accordance with the stated policies of the Fund, subject to the approval of the Trustees. The Advisor is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Trustees to execute purchases and sales of securities. Timothy G. Dalton, Kenneth J. Greiner, Bruce H. Geller, and Jeffrey
C. Baker comprise the portfolio management team of the Fund and, as such, are responsible for the day-to-day management of the Fund's portfolio.


Under the Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its duties; or from its reckless disregard of its duties and obligations under the Advisory Agreement.


As full compensation for the investment advisory services provided to the Fund, the Fund pays the Advisor a monthly fee at the annual rate of 0.75% of the Fund's average daily net assets. In addition, the Advisor and the Trust have entered into an Expense Limitation Agreement under which the Advisor has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses of the Fund (exclusive of interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, extraordinary expenses and payments, if any, under a Rule 12b-1 Plan) to not more than 1.50% of the average daily net assets of the Fund for the fiscal year ending September 30, 2007. As a result, the Fund's "Total Annual Fund Operating Expenses" (excluding interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) will be limited to 1.75% and 2.50% of the average daily net assets of the Class A Shares and Class C Shares, respectively, of the Fund for the fiscal year ending September 30, 2007, as indicated in the Prospectus. It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Trustees.


Portfolio Managers.

Compensation. The portfolio managers' compensation varies with the general success of the Advisor as a firm. Each portfolio manager's compensation consists of a fixed annual salary, plus additional remuneration based on the Advisor's assets under management. The portfolio managers' compensation is not directly linked to the Fund's performance, although positive performance and growth in managed assets are factors that may contribute to the Advisor's distributable profits and assets under management.


Ownership of Fund Shares. The table below shows the amount of Fund equity securities beneficially owned by each portfolio manager as of December 31, 2006 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; E = $100,001-$500,000; F =
$500,001-$1,000,000; and G = over $1,000,000.



-------------------------------- ---------------------------------------------
                                      Dollar Range of Equity Securities
 Name of Portfolio Manager              in the DGHM All-Cap Value Fund
-------------------------------- ---------------------------------------------

Timothy G. Dalton                                     A

-------------------------------- ---------------------------------------------

Kenneth J. Greiner                                    E

-------------------------------- ---------------------------------------------

Bruce H. Geller                                       D

-------------------------------- ---------------------------------------------

Jeffrey C. Baker                                      A

-------------------------------- ---------------------------------------------



Other Accounts. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts. The table below shows the number of, and total assets in, such other accounts as of December 31, 2006.

-------------------------------- --------------------------- ----------------------------- -------------------------------
                    Registered Investment       Other Pooled Investment
                          Companies                     Vehicles                                 Other Accounts
                          ---------                     --------                                 --------------


            Portfolio             Number of       Total        Number of       Total          Number of         Total
        Management Team           Accounts        Assets       Accounts        Assets*         Accounts        Assets*

-------------------------------- ------------- ------------- -------------- -------------- ---------------- --------------

Timothy G. Dalton                     0             $0             5             $32             119           $2,268

-------------------------------- ------------- ------------- -------------- -------------- ---------------- --------------

Kenneth J. Greiner                    0             $0             5             $32             119           $2,268

-------------------------------- ------------- ------------- -------------- -------------- ---------------- --------------

Bruce H. Geller                       0             $0             5             $32             119           $2,268

-------------------------------- ------------- ------------- -------------- -------------- ---------------- --------------

Jeffrey C. Baker                      0             $0             5             $32             119           $2,268

-------------------------------- ------------- ------------- -------------- -------------- ---------------- --------------
 Accounts where compensation

 is based upon account                0             $0             0             $0               0              $0

 performance
-------------------------------- ------------- ------------- -------------- -------------- ---------------- --------------

         *In millions of dollars.


Conflicts of Interests. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts include hedge funds, separately managed private clients and discretionary 401(k) accounts ("Other Accounts"). The Other Accounts might have similar investment objectives as the Fund, be compared to the same index as the Fund, or otherwise hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the Fund.

     Knowledge of the Timing and Size of Fund Trades: A potential conflict of interest may arise as a result of the portfolio managers' day-to-day management of the Fund. The portfolio managers know the size and timing of trades for the Fund and the Other Accounts, and may be able to predict the market impact of Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the Fund, or vice versa.

     Investment Opportunities: The Advisor provides investment supervisory services for a number of investment products that have varying investment guidelines. The same portfolio management team works across all investment products. Differences in the compensation structures of the Advisor's investment products may give rise to a conflict of interest by creating an incentive for the Advisor to allocate the investment opportunities it believes might be the most profitable to the client accounts where it might benefit the most from the investment gains.

ADMINISTRATOR. The Trust has entered into a Fund Accounting and Administration Agreement with The Nottingham Management Company d/b/a The Nottingham Company ("Administrator"), 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069, pursuant to which the Administrator receives an administration fee at the following annual rates: on the first $50 million of the Fund's net assets, 0.175%; on the next $50 million, 0.150%; on the next $50 million, 0.125%; on the next $50 million, 0.10%; on all assets over $200 million, 0.075%; with a minimum administration fee of $2,000 per month. In addition, the Administrator receives a monthly fund accounting fee of $2,700 for the first class of shares of the Fund and $750 for each additional class of shares of the Fund and an asset based fee of 1 basis point for accounting and recordkeeping services for the Fund. The Administrator also receives the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million plus transaction fees with a minimum annual fee of $4,800. The Administrator also charges the Fund for certain costs involved with the daily valuation of investment securities and will be reimbursed for out-of-pocket expenses.

The Administrator performs the following services for the Fund: (i) procures on behalf of the Trust, and coordinates with, the custodian and monitors the services it provides to the Fund; (ii) coordinates with and monitors any other third parties furnishing services to the Fund; (iii) provides the Fund with necessary office space, telephones, and other communications facilities and personnel competent to perform administrative and clerical functions for the Fund; (iv) assists or supervises the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law;
(v) assists or supervises the preparation by third parties of all federal, state, and local tax returns and reports of the Fund required by applicable law;

(vi) assists in the preparation and, after approval by the Trust, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (vii) assists in the preparation of and, after approval by the Trust, arranges for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (viii) reviews and submits to the officers of the Trust for their approval invoices or other requests for payment of Fund expenses and instructs the custodian to issue checks in payment thereof; and (ix) takes such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement. The Administrator also provides certain accounting and pricing services for the Fund.

TRANSFER AGENT. The Trust has entered into a Dividend Disbursing and Transfer Agent Agreement with North Carolina Shareholder Services, LLC d/b/a NC Shareholder Services, LLC ("Transfer Agent"), a North Carolina limited liability company, to serve as transfer, dividend paying, and shareholder servicing agent for the Fund. The Transfer Agent is compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $750 per month for each additional class of shares. In addition, the Transfer Agent shall be entitled to reimbursement of actual out-of-pocket expenses incurred by the Transfer Agent on behalf of the Trust or the Fund. The address of the Transfer Agent is 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365.

DISTRIBUTOR. The Fund will conduct a continuous offering of its securities. Capital Investment Group, Inc. ("Distributor"), Post Office Box 32249, Raleigh, North Carolina 27622, acts as the underwriter and distributor of the Fund's shares for the purpose of facilitating the registration of shares of the Fund under state securities laws and assisting in sales of Fund shares pursuant to a distribution agreement ("Distribution Agreement") approved by the Trustees. In this regard, the Distributor has agreed at its own expense to qualify as a broker-dealer under all applicable federal or state laws in those states which the Fund shall from time to time identify to the Distributor as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for the Fund. The Distributor is a broker-dealer registered with the SEC and a member in good standing of the National Association of Securities Dealers, Inc. For its services as Distributor, the Distributor is entitled to receive from the Trust an annual fee of $5,000, plus such other amounts as may be approved by the Trustees. The Distribution Agreement may be terminated by either party upon 60-days' prior written notice to the other party. The Distributor serves as exclusive agent for the distribution of the shares of the Fund.

The Fund has adopted a Distribution Plan ("Plan") pursuant to Rule 12b-1 of the 1940 Act (see "Management of the Fund - Distributor" in the Prospectus). As required by Rule 12b-1, the Plan (together with the Distribution Agreement) has been approved by the Trustees and separately by a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan and the Distribution Agreement. Potential benefits of the Plan to the Fund include improved shareholder services, savings to the Fund in transfer agency costs, savings to the Fund in advisory fees and other expenses, benefits to the investment process through growth and stability of assets, and maintenance of a financially healthy management organization. The continuation of the Plan must be considered by the Trustees annually.


Under the Plan, the Fund may expend up to 0.25% and 1.00% of the Class A Shares' and Class C Shares' of the Fund, respectively, average daily net assets annually to finance any activity primarily intended to result in the sale of Fund shares and the servicing of shareholder accounts, provided the Trustees have approved the category of expenses for which payment is being made. Such expenditures, paid as service fees to any person who sells Fund shares, may not exceed 0.25% of the Fund's average annual net asset value.


The Plan is a type of plan known as a "compensation" plan because payments are made for services rendered to the Fund with respect to Fund shares regardless of the level of expenditures made by the Distributor. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Plan and considering the annual renewal of the Plan. The Distributor has indicated that it expects its expenditures to include, without limitation: (i) the printing and mailing to prospective investors of Fund prospectuses, statements of additional information, any supplements thereto, and shareholder reports; (ii) those relating to the development, preparation, printing, and mailing of advertisements, sales literature, and other promotional materials describing and/or relating to shares of the Fund; (iii) holding seminars and sales meetings designed to promote the distribution of the Fund's shares; (iv) obtaining information and providing explanations to wholesale and retail distributors of the Fund's investment objectives and policies and other information about the Fund; (v) training sales personnel regarding the shares of the Fund; and (vi) financing any other activity that the Distributor determines is primarily intended to result in the sale of shares of the Fund. The

Distributor may also use a portion of the 12b-1 fees received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the sale of Fund shares.

CUSTODIAN. U.S. Bank, N.A. ("Custodian"), successor to Wachovia Bank, N.A., Two Liberty Place, 50 S. 16th Street, Suite 2000, Mail Station: EX-PA-WBSP, Philadelphia, PA 19102, serves as custodian for the Fund's assets. The Custodian acts as the depository for the Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund's request, and maintains records in connection with its duties as Custodian. For its services as Custodian, the Custodian is entitled to receive from the Administrator a fee based on the average net assets of the Fund held by the Custodian plus additional out of pocket and transaction expenses incurred by the Fund.

COMPLIANCE SERVICES ADMINISTRATOR. The Trust has entered into an compliance services arrangement with Nottingham Compliance Services, LLC ("NCS"), 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069, in which NCS, an affiliate of the Administrator, will assist the Trust's Chief Compliance Officer in preparing and updating the Trust's compliance manual and in monitoring and testing compliance with the policies and procedures under the Trust's compliance manual.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. The Trustees have selected the firm of __________________________________________, to serve as the independent registered public accounting firm for the Fund for the current fiscal year and to audit the annual financial statements of the Fund, prepare the Fund's federal, state, and excise tax returns, and consult with the Fund on matters of accounting and federal and state income taxation.

Such firm will audit the financial statements of the Fund at least once each year. Shareholders will receive annual audited and semi-annual (unaudited) reports when published and written confirmation of all transactions in their account. A copy of the most recent Annual Report will accompany the SAI whenever a shareholder or a prospective investor requests it.

LEGAL COUNSEL. Parker Poe Adams and Bernstein LLP, Three Wachovia Center, 401 South Tryon Street, Suite 3000, Charlotte, North Carolina 28202 serves as legal counsel to the Trust and the Fund.


                     ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


Reference is made to "Purchasing Shares" and "Redeeming Shares" in the Prospectus for more information concerning how to purchase and redeem shares. The following information supplements the information regarding share purchases and share redemptions in the Prospectus:

PURCHASES. Shares of the Fund are offered and sold on a continuous basis and may be purchased through authorized dealers or directly by contacting the Distributor or the Fund directly. Selling dealers have the responsibility of transmitting orders promptly to the Fund. The purchase price of shares of the Fund is based on the net asset value next determined after the order is received, subject to the order being accepted by the Fund in good form. Net asset value is normally determined at the time regular trading closes on the NYSE on days the NYSE is open for regular trading (currently 4:00 p.m. Eastern Time, Monday through Friday, except when the NYSE closes earlier), as described under "Net Asset Value" above. The net asset value per share of the Fund is not calculated on business holidays when the NYSE is closed. An order received prior to the time regular trading closes on the NYSE will be executed at the price calculated on the date of receipt and an order received after the time regular trading closes on the NYSE will be executed at the price calculated as of that time on the next business day.

The Fund reserves the right in its sole discretion to (i) suspend the offering of its shares; (ii) reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund and its shareholders; and
(iii) reduce or waive the minimum for initial and subsequent investments under circumstances where certain economies can be achieved in sales of Fund shares.

SALES CHARGES. The public offering price of Class A Shares of the Fund equals net asset value plus a sales charge. The Distributor receives this sales charge and may reallow it in the form of dealer discounts and brokerage commissions as described in the table below. No front-end sales charge is imposed with respect to the Class C Shares of the Fund.



---------------------------------- ----------------- ----------------- -----------------

                                                                           Dealer
                                                                        Discounts and
                                                        Sales Charge      Brokerage
                                    Sales Charge        As % of Net      Commissions
    Amount of Transaction          As % of Public        Amount         As % of Public
   At Public Offering Price        Offering Price       Invested        Offering Price

---------------------------------- ----------------- ----------------- -----------------

Less than $50,000                       5.00%             5.26%             4.75%

---------------------------------- ----------------- ----------------- -----------------

$50,000 but less than $100,000          4.50%             4.71%             4.25%

---------------------------------- ----------------- ----------------- -----------------

$100,000 but less than $250,000         3.25%             3.36%             3.00%

---------------------------------- ----------------- ----------------- -----------------

$250,000 but less than $500,000         2.50%             2.56%             2.25%

---------------------------------- ----------------- ----------------- -----------------

$500,000 but less than $1,000,000       1.75%             1.78%             1.50%

---------------------------------- ----------------- ----------------- -----------------

$1,000,000 or more*                      None              None            0.50%**

---------------------------------- ----------------- ----------------- -----------------


  *A contingent deferred sales charge of 0.50% is imposed on shares redeemed within one year of a purchase of $1 million or more. The charge is imposed and calculated in the same manner as the charge for Class C Shares.

 **A finder's fee of 0.50% may be paid directly or indirectly by the Advisor out of its own assets to the dealer on investments in the Fund of $1 million or more.

The Distributor or Advisor may, out of their own resources and assets, pay commissions to broker-dealers on shares sold in Class C Shares, at net asset value, which at the time of investment would have been subject to the imposition of a contingent deferred sales charge if redeemed. The Distributor may pay such broker-dealers a commission of up to 1% of the amount invested in Class C Shares subject to a contingent deferred sales charge.

From time to time dealers who receive dealer discounts and brokerage commissions from the Distributor may reallow all or a portion of such dealer discounts and brokerage commissions to other dealers or brokers. Pursuant to the terms of the Distribution Agreement, the sales charge payable to the Distributor and the dealer discounts may be suspended, terminated, or amended.

DEALERS. The dealer discounts and brokerage commissions schedule above applies to all dealers who have agreements with the Distributor. The Distributor, at its expense, may also provide additional compensation to dealers in connection with sales of shares of the Fund. Compensation may include financial assistance to dealers in connection with conferences, sales, or training programs for their employees, seminars for the public, advertising campaigns regarding the Fund, and/or other dealer-sponsored special events. In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell a significant amount of such shares. Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Dealers may not use sales of the Fund shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory organization, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by the Fund or its shareholders.

REDUCED SALES CHARGES.

Purchases by Related Parties. Reductions in front-end sales charges apply to purchases by a single "person," including an individual, members of a family unit consisting of a husband, wife, and children under the age of 21 purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust estate.

Rights of Accumulation. Pursuant to the right of accumulation, investors are permitted to purchase Class A Shares of the Fund at the public offering price applicable to the total of (a) the total public offering price of the Class A Shares of the Fund then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's combined holdings of Class A Shares of the Fund and shares of all other series of the Trust affiliated with the Advisor, if any, and sold with a similar or higher sales charge. To receive the applicable public offering price pursuant to the right of accumulation, investors must, at the time of purchase, provide sufficient information to permit confirmation of qualification, and confirmation of the purchase is subject to such verification. This right of accumulation may be modified or eliminated at any time or from time to time by the Trust without notice.

Letters of Intent. Investors may qualify for a lower sales charge for Class A Shares by executing a letter of intent. A letter of intent allows an investor to purchase Class A Shares of the Fund over a 13-month period at reduced sales charges based on the total amount intended to be purchased plus an amount equal to the then current net asset value of the purchaser's combined holdings of Class A Shares of the Fund and shares of all other series of the Trust affiliated with the Advisor, if any, and sold with a similar or higher sales charge. Thus, a letter of intent permits an investor to establish a total investment goal to be achieved by any number of purchases over a 13-month period. Each investment made during the period receives the reduced sales charge applicable to the total amount of the intended investment.

The letter of intent does not obligate the investor to purchase, or the Fund to sell, the indicated amount. If such amount is not invested within the period, the investor must pay the difference between the sales charge applicable to the purchases made and the charges previously paid. If such difference is not paid by the investor, the Fund is authorized by the investor to liquidate a sufficient number of shares held by the investor to pay the amount due. On the initial purchase of shares, if required (or subsequent purchases, if necessary) shares equal to at least five percent of the amount indicated in the letter of intent will be held in escrow during the 13-month period (while remaining registered in the name of the investor) for this purpose. The value of any shares redeemed or otherwise disposed of by the investor prior to termination or completion of the letter of intent will be deducted from the total purchases made under such letter of intent.

A 90-day backdating period can be used to include earlier purchases at the investor's cost (without a retroactive downward adjustment of the sales charge); the 13-month period would then begin on the date of the first purchase during the 90-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the letter of intent. Investors must notify the Fund whenever a purchase is being made pursuant to a letter of intent.

Investors electing to purchase shares pursuant to a letter of intent should carefully read the letter of intent, which is included in the Fund Shares Application for the Class A Shares, or is otherwise available from the Fund. This letter of intent option may be modified or eliminated at any time or from time to time by the Trust without notice.

Reinvestments. Within 90 days after a redemption of Class A Shares of the Fund, investors may reinvest the proceeds from the redemption, without a sales charge, in either Class A Shares of the Fund or shares of other series of the Trust affiliated with the Advisor and sold with a similar or higher sales charge, if any. If the shares of the Fund or other series to be acquired are sold with a sales charge higher than the sales charge the investor paid in connection with the shares redeemed, the investor must pay the difference. In addition, the shares of the Fund or other series to be acquired must be registered for sale in the investor's state of residence. The amount that may be so reinvested may not exceed the amount of the redemption proceeds, and a written order for the purchase of such shares must be received by the Fund within 90 days after the effective date of the redemption.

If an investor realizes a gain on the redemption, the reinvestment will not affect the amount of any federal capital gains tax payable on the gain. If an investor realizes a loss on the redemption, the reinvestment may cause some or all of the loss to be disallowed as a tax deduction, depending on the number of shares purchased by reinvestment and the period of time that has elapsed after the redemption, although for tax purposes, the amount disallowed is added to the cost of the shares acquired upon the reinvestment.

Purchases by Groups. Reductions in sales charges also apply to purchases by individual members of a "qualified group." The reductions are based on the aggregate dollar value of shares purchased by all members of the qualified group and still owned by the group plus the shares currently being purchased. For purposes of this paragraph, a qualified group consists of a "company," as defined in the 1940 Act, which has been in existence for more than six months and which has a primary purpose other than acquiring shares of the Fund at a reduced sales charge, and the "related parties" of such company. For purposes of this paragraph, a "related party" of a company is: (i) any individual or other company who directly or indirectly owns, controls, or has the power to vote five percent or more of the outstanding voting securities of such company; (ii) any other company of which such company directly or indirectly owns, controls, or has the power to vote five percent of more of its outstanding voting securities;

(iii) any other company under common control with such company; (iv) any executive officer, director, or partner of such company or of a related party; and (v) any partnership of which such company is a partner.

Sales at Net Asset Value. To encourage investment in the Fund, the Fund may sell shares at a purchase price equal to the net asset value of such shares, without a sales charge, to Trustees, officers, and employees of the Trust, the Fund, the Advisor, and to employees and principals of related organizations and their families, and certain parties related thereto, including clients and related accounts of the Advisor. Clients of investment advisors and financial planners may also purchase Class A Shares at net asset value, without a sales charge, if the investment advisor or financial planner has made arrangements to permit them to do so with the Fund or the Distributor. The public offering price of Class A Shares of the Fund may also be reduced to net asset value per share in connection with the acquisition of the assets of or merger or consolidation with a personal holding company or a public or private investment company.

REDEMPTIONS. Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment for shares during any period when (i) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (ii) the NYSE is closed for other than customary weekend and holiday closings; (iii) the SEC has by order permitted such suspension; or (iv) an emergency exists as determined by the SEC. The Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions.

In addition to the situations described in the Prospectus under "Investing in the Fund - Redeeming Your Shares," the Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder, to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectus from time to time, or to close a shareholder's account if the Fund is unable to verify the shareholder's identity. Such redemptions will not be subject to an otherwise applicable contingent deferred sales charge.

                          SPECIAL SHAREHOLDER SERVICES

[Removed "Purchases" section here.]


REGULAR ACCOUNT. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans, and others, investors are free to make additions to or withdrawals from their account. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date. As stated in the Prospectus, share certificates are normally not issued.

AUTOMATIC INVESTMENT PLAN. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Administrator will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

PURCHASES IN KIND. The Fund may accept securities in lieu of payment for the purchase of shares in the Fund. The acceptance of such securities is at the sole discretion of the Advisor based upon the suitability of the securities accepted for inclusion as a long-term investment of the Fund, the marketability of such securities, and other factors that the Advisor may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in "Determining the Fund's Net Asset Value" in the Prospectus.

[Removed "Redemptions" section here.]

INVOLUNTARY REDEMPTIONS. In addition to the situations described in the Prospectus under "Redeeming Shares," the Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectus from time to time or to close a shareholder's account if the Fund is unable to verify the shareholder's identity.

SYSTEMATIC WITHDRAWAL PLAN. Shareholders owning shares with a value of $2,000 or more may establish a systematic withdrawal plan ("Systematic Withdrawal Plan"). A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September, and December) in order to make the payments requested. The Fund has the capability of electronically depositing the proceeds of the systematic withdrawal directly to the shareholders personal bank account ($5,000 minimum per bank wire). Instructions for establishing this service are included in the Fund Shares Application, enclosed in the Prospectus, or are available by calling the Fund. If the shareholder prefers to receive his systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within seven days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "Redeeming Shares - Signature Guarantees" in the Prospectus). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles, and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed. No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Fund. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The Systematic Withdrawal Plan may be terminated at any time by the Fund upon 60-days' written notice or by a shareholder upon written notice to the Fund. Applications and further details may be obtained by calling the Fund at 1-800-773-3863 or by writing to:

                             DGHM All-Cap Value Fund
                           c/o NC Shareholder Services
                            116 South Franklin Street
                              Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365

REDEMPTIONS IN KIND. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.


TRANSFER OF REGISTRATION. To transfer shares to another owner, send a written request to the Fund at the address shown above. Your request should include the following: (i) the Fund name and existing account registration; (ii) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (iii) the new account registration, address, social security or taxpayer identification number, and how dividends and capital gains are to be distributed; (iv) signature guarantees (See the Prospectus under the heading "Signature Guarantees"); and (v) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Fund.


OTHER INFORMATION. If an investor realizes a gain on the redemption, the reinvestment will not affect the amount of any federal capital gains tax payable on the gain. If an investor realizes a loss on the redemption, the reinvestment may cause some or all of the loss to be disallowed as a tax deduction, depending on the number of shares purchased by reinvestment and the period of time that has elapsed after the redemption, although for tax purposes, the amount disallowed is added to the cost of the shares acquired upon the reinvestment.


[Removed "Transfer of Registration," "Employees and Affiliates of the Fund," and "Dealers" sections here.]


                        DISCLOSURE OF PORTFOLIO HOLDINGS

The Trustees have adopted a policy that governs the disclosure of portfolio holdings. This policy is intended to ensure that such disclosure is in the best interests of the shareholders of the Fund and to address possible conflicts of interest. Under the Fund's policy, the Fund and Advisor generally will not disclose the Fund's portfolio holdings to a third party unless such information is made available to the public. The policy provides that the Fund and Advisor may disclose non-public portfolio holdings information as required by law and under other limited circumstances that are set forth in more detail below.

The Fund will make available to the public a complete schedule of the Fund's portfolio holdings, as reported on a fiscal quarter basis. This information is generally available within 60 days of the Fund's fiscal quarter end and will remain available until the next fiscal quarter's portfolio holdings report becomes available. You may obtain a copy of these quarterly portfolio holdings reports by calling the Fund at 1-800-773-3863. The Fund will also file these quarterly portfolio holdings reports with the SEC on Form N-CSR or Form N-Q, as applicable. The Fund's Form N-CSR and Form N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. The first and third quarter portfolio holdings reports will be filed with the SEC on Form N-Q and the second and fourth fiscal quarter portfolio holdings reports will be included with the semi-annual and annual financial statements, respectively, which are sent to shareholders and filed with the SEC on Form N-CSR.

The Fund and/or Advisor may, from time to time, provide additional portfolio holdings information, including lists of the ten largest holdings and complete portfolio holdings as of the end of each calendar month. The Fund will generally make this information available to the public on a website at http://www.nottinghamco.com within ten days of the end of the calendar month and such information will remain available until new information for the next month is posted. The Fund may also send this information to shareholders of the Fund and to mutual fund analysts and rating and trading entities; provided that the Fund will not send this information to shareholders of the Fund or analysts or rating and/or trading entities until one day after such information has been publicly disclosed on the Fund's website.

The officers of the Fund and/or Advisor may share non-public portfolio holdings information with the Fund's service providers that require such information for legitimate business and Fund oversight purposes, such as the Fund's fund accountant and administrator, transfer agent, distributor, custodian, compliance services administrator, independent registered public accounting firm, and legal counsel as identified in the Fund's Prospectus and SAI, and V.G. Reed & Sons, PrintGrafix (a division of Sunbelt Graphic Systems, Inc.), Riverside Printing, Inc., and PrinterLink Communications Group, Inc., financial printers the Fund may engage for, among other things, the printing and/or distribution of regulatory and compliance documents. The Fund and/or Advisor may also provide non-public portfolio holdings information to appropriate regulatory agencies as required by applicable laws and regulations. The Fund's service providers receiving such non-public information are subject to confidentiality obligations requiring such service providers to keep non-public portfolio holdings information confidential. Certain of the service providers have codes of ethics that prohibit trading based on, among other things, non-public portfolio holdings information.

The Fund currently does not provide non-public portfolio holdings information to any other third parties. In the future, the Fund may elect to disclose such information to other third parties if the Advisor determines that the Fund has a legitimate business purpose for doing so and the recipient is subject to a duty of confidentiality. The Advisor is responsible for determining which other third parties have a legitimate business purpose for receiving the Fund's portfolio holdings information.

The Fund's policy regarding disclosure of portfolio holdings is subject to the continuing oversight and direction of the Trustees. The Advisor and Administrator are required to report to the Trustees any known disclosure of the Fund's portfolio holdings to unauthorized third parties. The Fund has not (and does not intend to) enter into any arrangement providing for the receipt of compensation or other consideration in exchange for the disclosure of non-public portfolio holdings information, other than the benefits that result to the Fund and its shareholders from providing such information, which include the publication of Fund ratings and rankings.


                                 NET ASSET VALUE

The net asset value and net asset value per share of each class of shares of the Fund ("Class") normally is determined at the time regular trading closes on the NYSE (currently 4:00 p.m., New York time, Monday through Friday), except when the NYSE closes earlier. The Fund's net asset value is not calculated on business holidays when the NYSE is closed. The NYSE generally recognizes the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and

Christmas Day. Any other holiday recognized by the NYSE will be deemed a business holiday on which the net asset value of the Fund will not be calculated.

In computing the Fund's net asset value, all liabilities incurred or accrued are deducted from its net assets. The resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result is the net asset value per share of the Fund.

Values are determined according to accepted accounting practices and all laws and regulations that apply. The assets of the Fund are valued as follows:

o Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded by the Fund.

o Securities that are listed on an exchange and which are not traded on the valuation date are valued at the bid price.

o Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price.

o Temporary cash investments with maturities of 60 days or less will be valued at amortized cost, which approximates market value.

o Securities for which no current quotations are readily available are valued at fair value as determined in good faith using methods approved by the Trustees. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

Subject to the provisions of the Trust Instrument determinations by the Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to the Fund and the classes of the Fund are conclusive.

The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Trustees. In valuing the Fund's total assets, portfolio securities are generally valued at their market value. Instruments with maturities of sixty days or less are valued at amortized costs, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Trustees.


                           ADDITIONAL TAX INFORMATION

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders. The discussions here and in the Prospectus are not intended as a substitute for careful tax planning and are based on tax laws and regulations that are in effect on the date hereof and which may be changed by legislative, judicial, or administrative action. Investors are advised to consult their tax advisors with specific reference to their own tax situations.

The Fund, and any other series of the Trust, will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended, and intends to qualify or remain qualified as a regulated investment company. In order to so qualify, the Fund must elect to be a regulated investment company or have made such an election for a previous year and must satisfy certain requirements relating to the amount of distributions and source of its income for a taxable year. At least 90% of the gross income of the Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities, or foreign currencies, and other income derived with respect to the Fund's business of investing in such stock, securities or currencies. Any income derived by the Fund from a partnership or trust is treated as derived with respect to the Fund's business of investing in stock, securities, or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year. In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies, and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the Fund or more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of the Fund's total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer; the securities of two or more issuers (other than securities of another regulated investment company) if the issuers are controlled by the Fund and they are, pursuant to Internal Revenue Service Regulations, engaged in the same or similar or related trades or businesses; or the securities of one or more publicly traded partnerships. The Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002. These qualifying corporate dividends are taxable at long-term capital gains tax rates. Some, but not all, of the dividends paid by the Fund may be taxable at the reduced long-term capital gains tax rate for individual shareholders. If the Fund designates a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate, provided certain holding period requirements are met.

Taxable dividends paid by the Fund to corporate shareholders will be taxed at corporate income tax rates. Corporate shareholders may be entitled to a dividends received deduction ("DRD") for a portion of the dividends paid and designated by the Fund as qualifying for the DRD.

If the Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares or whether they received in cash or reinvested in additional shares. All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares. To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

The Fund, and any other series of the Trust, will designate (i) any dividend of qualified dividend income as qualified dividend income; (ii) any tax-exempt dividend as an exempt-interest dividend; (iii) any distribution of long-term capital gains as a capital gain dividend; and (iv) any dividend eligible for the corporate dividends received deduction as such in a written notice mailed to shareholders within 60 days after the close of the Fund's taxable year. Shareholders should note that, upon the sale or exchange of Fund shares, if such shares have not been held for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

To the extent that a distribution from the Fund is taxable, it is generally included in a shareholder's gross income for the taxable year in which the shareholder receives the distribution. However, if the Fund declares a dividend in October, November, or December but pays it in January, it will be taxable to shareholders as if the dividend was received in the year it was declared. Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as qualified dividends to individual shareholders to the extent of the Fund's current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury a percentage equal to the fourth lowest tax rate for unmarried individuals (presently 28% for 2006) of taxable dividends or of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct taxpayer identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so, or that they are "exempt recipients."

Depending upon the extent of the Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.

Dividends paid by the Fund to non-U.S. shareholders may be subject to U.S. withholding tax at the rate of 30% unless reduced by treaty (and the shareholder files a valid Internal Revenue Service Form W-8BEN, or other applicable form, with the Fund certifying foreign status and treaty eligibility) or the non-U.S. shareholder files an Internal Revenue Service Form W-8ECI, or other applicable form, with the Fund certifying that the investment to which the distribution relates is effectively connected to a United States trade or business of such non-U.S. shareholder (and, if certain tax treaties apply, is attributable to a United States permanent establishment maintained by such non-U.S. shareholder). The Fund may elect not to withhold the applicable withholding tax on any distribution representing a capital gain dividend to a non-U.S. shareholder. Special rules may apply to non-U.S. shareholders with respect to the information reporting requirements and withholding taxes and non-U.S. shareholders should consult their tax advisors with respect to the application of such reporting requirements and withholding taxes.

The Fund will send shareholders information each year on the tax status of dividends and distributions. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or Fund shares and no matter how long the shareholder has held Fund shares, even if they reduce the net asset value of shares below the shareholder's cost and thus, in effect, result in a return of a part of the shareholder's investment.


                      ADDITIONAL INFORMATION ON PERFORMANCE

From time to time, the total return of the Fund may be quoted in advertisements, sales literature, shareholder reports, or other communications to shareholders. The "average annual total return" of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial investment in that Fund at the beginning of the period to its ending redeemable value, assuming reinvestment of all dividends and distributions and deduction of all recurring charges, other than charges and deductions which may be imposed under the Fund's contracts. Performance figures will be given for the recent one, five, or ten year periods or for the life of the Fund if it has not been in existence for any such periods. When considering "average annual total return" figures for periods longer than one year, it is important to note that the Fund's annual total return for any given year might have been greater or less than its average for the entire period. "Cumulative total return" represents the total change in value of an investment in the Fund for a specified period (again reflecting changes in Fund share prices and assuming reinvestment of Fund distributions).

The following is a brief description of how performance is calculated. Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one year, five years and ten years or since inception (as applicable). These are the average annual total rates of return that would equate the initial amount invested to the ending redeemable value.

The average annual total return (before taxes) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

                                 P(1+T)^n = ERV

Where    P = a hypothetical  initial  payment of $1,000
         T = average annual total return
         n = number of years
         ERV = Ending  Redeemable  Value of a  hypothetical  initial  payment of
               $1,000

The average annual total return (after taxes on distributions) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

                                 P(1+T)^n = ATVd

Where    P = a hypothetical  initial  payment of $1,000
         T = average annual total return (after taxes on distributions) n = number of years
         ATVd = Ending Redeemable Value of a hypothetical initial payment of $1,000, after taxes on fund distributions but not after taxes on redemption

The average annual total return (after taxes on distributions and sale of fund shares) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

                                P(1+T)^n = ATVdr

Where    P = a hypothetical initial payment of $1,000
         T = average  annual total  return  (after  taxes on  distributions  and redemptions)
         n = number of years
         ATVdr = Ending Redeemable Value of a hypothetical initial payment of $1,000, after taxes on fund distributions and redemption

The calculation of average annual total return and aggregate total return assume an initial $1,000 investment and that there is a reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. These performance quotations should not be considered as representative of the Fund's performance for any specified period in the future.

The Fund's performance may be compared in advertisements, sales literature, shareholder reports, and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Fund may compare its performance to the S&P 500 Index, which is generally considered to be representative of the performance of unmanaged common stocks that are publicly traded in the U. S. securities markets. The Fund may also measure its performance against the appropriate Lipper Equity Index, which ranks the performance of mutual funds that have similar portfolio holdings and investment objectives. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters, or financial periodicals. The Fund may also occasionally cite statistics to reflect its volatility and risk. The Fund may also compare its performance to other published reports of the performance of unmanaged portfolios of companies. The performance of such unmanaged portfolios generally does not reflect the effects of dividends or dividend reinvestment. The Fund may also compare its performance to other reports of the performance of managed accounts of the Advisor. Of course, there can be no assurance the Fund will experience the same results. Performance comparisons may be useful to investors who wish to compare the Fund's past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

The Fund's performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of total return as described above.

As indicated, from time to time the Fund may advertise its performance compared to similar funds or portfolios using certain indices, reporting services, and financial publications. These may include the following:

o Lipper Analytical Services, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may use such indices in addition to the Fund's Prospectus to obtain a more complete view of the Fund's performance before investing. Of course, when comparing the Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and to compute offering price. Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

From time to time the Fund may include in advertisements and other communications charts and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P's and Moody's). The Fund may also depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.

                              FINANCIAL STATEMENTS

The audited Statement of Assets and Liabilities as of October __, 2006 for the Fund is included below.




                       [BALANCE SHEET TO BE INCLUDED HERE]

[OPINION FROM INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM TO BE INCLUDED HERE]

                       APPENDIX A - DESCRIPTION OF RATINGS


The Fund may acquire from time to time certain securities that meet the following minimum rating criteria ("Investment-Grade Debt Securities") (or if not rated, of equivalent quality as determined by the Advisor). The various ratings used by the nationally recognized securities rating services are described below.

A rating by a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Advisor believes that the quality of Investment-Grade Debt Securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell, or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

STANDARD & POOR'S(R) RATINGS SERVICES. The following summarizes the highest four ratings used by Standard & Poor's Ratings Services ("S&P"), a division of McGraw-Hill Companies, Inc., for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

     AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity of the obligor to meet its financial commitment on the obligation.

     AA - Debt rated AA differs from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A - Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB - Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

To provide more detailed indications of credit quality, the AA, A, and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Bonds rated BB, B, CCC, CC, and C are not considered by the Advisor to be Investment-Grade Debt Securities and are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds may have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating SP-1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation. The rating SP-2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes. The rating SP-3 indicates a speculative capacity to pay principal and interest.

MOODY'S INVESTOR SERVICE, INC. The following summarizes the highest four ratings used by Moody's Investors Service, Inc. ("Moody's") for fixed-income obligations with an original maturity of one year or more, which are deemed to be Investment-Grade Securities by the Advisor:

     Aaa - Bond obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

     Aa - Bond obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

     A - Bond obligations rated A are considered upper-medium grade and are subject to low credit risk.

     Baa - Bond obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Obligations that are rated Ba, B, Caa, Ca or C by Moody's are not considered "Investment-Grade Debt Securities" by the Advisor. Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk. Obligations rated B are considered speculative and are subject to high credit risk. Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings.

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs, or individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

     P-1 - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

     P-2 - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

     P-3 - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term debt obligations.

     NP - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note:  Canadian issuers rated P-1 or P-2 have their short-term  ratings enhanced
by  the  senior-most   long-term  rating  of  the  issuer,  its  guarantor,   or
support-provider.

US Municipal Short-Term Debt And Demand Obligation Ratings.

Short-Term Debt Ratings. There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels
- MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

     MIG 1 - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

     MIG 2 - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

     MIG 3 - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

     SG - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue's specific structural or credit features.

     VMIG 1 - This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     VMIG 2 - This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     VMIG 3 - This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     SG - This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

FITCH RATINGS. The following summarizes the highest four ratings used by Fitch, Inc. ("Fitch"):

Long-Term Ratings.

     AAA - Highest credit quality. The rating AAA denotes that the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA - Very high credit quality. The rating AA denotes a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     A - High credit quality. The rating A denotes a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher rating.

     BBB - Good credit quality. The rating BBB indicates that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Long-term securities rated below BBB by Fitch are not considered by the Advisor to be investment-grade securities. Securities rated BB and B are regarded as speculative with regard to a possible credit risk developing. BB is considered speculative and B is considered highly speculative. Securities rated CCC, CC, and C are regarded as a high default risk. A rating CC indicates that default of some kind appears probable, while a rating C signals imminent default. Securities rated DDD, D, and D indicate a default has occurred.

Short-Term Ratings.

     F1 - Highest credit quality. The rating F1 indicates the strongest capacity for timely payment of financial commitments; may have an added (+) to denote any exceptionally strong credit feature.

     F2 - Good credit quality. The rating F2 indicates a satisfactory capacity for timely payment of financial commitment, but the margin of safety is not as great as in the case of the higher ratings.

     F3 - Fair credit quality. The rating F3 indicates the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

     B - Speculative. The rating B indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

Short-term rates B, C, and D by Fitch are considered by the Advisor to be below investment-grade securities. Short-term securities rated B are considered speculative, securities rated C have a high default risk, and securities rated D denote actual or imminent payment default.

(+) or (-) suffixes may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to long-term ratings "AAA" category, categories below "CCC", or short-term ratings other than "F1". The suffix "NR" indicates that Fitch does not publicly rate the issuer or issue in question.

                       APPENDIX B - PROXY VOTING POLICIES


The following proxy voting policies are provided:

     (1)  the Trust's Proxy Voting and Disclosure Policy; and

     (2) the Advisor's Proxy Voting and Disclosure Policy, including a detailed description of the Advisor's specific proxy voting guidelines.

    [TRUST'S PROXY VOTING POLICY TO BE INCLUDED HERE PRIOR TO EFFECTIVENESS]

   [ADVISOR'S PROXY VOTING POLICY TO BE INCLUDED HERE PRIOR TO EFFECTIVENESS]

                                     PART C
                                     ======

                                    FORM N-1A

                                OTHER INFORMATION


ITEM 23. Exhibits
         --------

     (a) Declaration of Trust ("Trust Instrument").^1

     (b) By-Laws.^1

     (c) Articles III, V, and VI of the Trust Instrument, Exhibit 23(a) hereto, defines the rights of holders of the securities being registered. (Certificates for shares are not issued.)

     (d)(1)  Investment   Advisory   Agreement  between  DGHM  Investment  Trust
("Registrant") and Dalton, Greiner, Hartman, Maher & Co., LLC ("Advisor"), as investment adviser ("Advisor") for the DGHM All-Cap Value Fund.^2

     (e) Distribution Agreement between the Registrant and Capital Investment Group, Inc. ("Distributor"), as distributor for the DGHM All-Cap Value Fund.^2

     (f) Not Applicable.

     (g)(1) Master Custodian Agreement between The Nottingham Management Company and U.S. Bank, N.A. (formerly Wachovia Bank, N.A.).^2

     (g)(2) First Amendment to the Master Custodian Agreement between The Nottingham Management Company and U.S. Bank, N.A.^2

     (g)(3) First Addendum to Master Custodian Agreement between The Nottingham Management Company and U.S. Bank, N.A.^2

     (g)(4) Second Addendum to Master Custodian Agreement between The Nottingham Management Company and U.S. Bank, N.A.^2

     (g)(5) Third Addendum to Master Custodian Agreement between The Nottingham Management Company and U.S. Bank, N.A.^2

     (g)(6) Fourth Addendum to Master Custodian Agreement between The Nottingham Management Company and U.S. Bank, N.A.^2

     (g)(7) Fifth Addendum to Master Custodian Agreement between The Nottingham Management Company and U.S. Bank, N.A.^2

     (g)(8) Sixth Addendum to Master Custodian Agreement between The Nottingham Management Company and U.S. Bank, N.A.^2

     (g)(9)  Seventh  Addendum  to  Master  Custodian   Agreement   between  The
Nottingham Management Company and U.S. Bank, N.A.^2

     (g)(10)  Eighth  Addendum  to  Master  Custodian   Agreement   between  The
Nottingham Management Company and U.S. Bank, N.A.^2

     (g)(11) Ninth Addendum to Master Custodian Agreement between The Nottingham Management Company and U.S. Bank, N.A.^2

     (g)(12) Tenth Addendum to Master Custodian Agreement between The Nottingham Management Company and U.S. Bank, N.A.^2

     (g)(13) Individual Custodian Agreement between the Registrant and U.S. Bank, N.A., as custodian for the DGHM All-Cap Value Fund.(2)

     (h)(1) Fund Accounting and Administration Agreement between the Registrant and The Nottingham Management Company, as administrator for the Registrant.^2

     (h)(2) Dividend Disbursing and Transfer Agent Agreement between the Registrant and North Carolina Shareholder Services, LLC, as transfer agent for the Registrant.^2

     (i) Opinion and Consent of Parker Poe Adams & Bernstein LLP regarding the legality of securities registered with respect to the Registrant.^2

     (j) Consent of Briggs, Bunting & Dougherty, LLP, independent auditor, with respect to the DGHM All-Cap Value Fund.^2

     (k) Balance Sheet of the DGHM All-Cap Value Fund dated ________, 2006.^2

     (l) Initial Subscription Agreement.^2

     (m) Distribution Plan under Rule 12b-1 for the DGHM All-Cap Value Fund.^2

     (n) Rule 18f-3 Multi-Class Plan of the Registrant.^2

     (o) Reserved.

     (p)(1) Code of Ethics for the Registrant.^2

     (p)(2) Code of Ethics for the Advisor.^2

     (q) Copy of Powers of Attorney.^2


^1 Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed October 3, 2006 (File No. 333-137775).

^2 To be filed by amendment.


ITEM 24. Persons Controlled by or Under Common Control with the Registrant
         -----------------------------------------------------------------

         No person is controlled by or under common control with the Registrant.

ITEM 25. Indemnification
         ---------------

         Under Delaware law, Section 3817 of the Treatment of Delaware Statutory Trusts empowers Delaware business trusts to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the business trust. The Registrant's Trust Instrument contains the following provisions:

         Article VII. Section 2. Indemnification and Limitation of Liability. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Advisor or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, as provided in Section 3 of this Article VII, the Trust out of its assets shall indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee's performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

         Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

         Article VII. Section 3.  Indemnification.
         ----------------------   ----------------

               (a) Subject to the exceptions and limitations contained in Subsection (b) below:

                    (i) every person who is, or has been, a Trustee or an officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) ("Covered Person") shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; and

                    (ii) as used herein, the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys, fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

               (b) No  indemnification  shall be provided hereunder to a Covered
          Person:

                    (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                    (ii) in the event the matter is not adjudicated by a court or other appropriate body, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

               (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

               (d) To the maximum extent permitted by applicable law, expenses incurred in defending any proceeding may be advanced by the Trust before the disposition of the proceeding upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

               (e) Any repeal or modification of this Article VII by the Shareholders, or adoption or modification of any other provision of the Declaration or By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

         In addition, the Registrant has entered into an Investment Advisory Agreement with its Advisor and a Distribution Agreement with its Distributor. These agreements provide indemnification for those entities and their respective affiliates. The Advisor's and Distributor's personnel may serve as trustees and officers of the Trust.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("Securities Act"), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.


ITEM 26. Business and other Connections of the Investment Advisor
         --------------------------------------------------------

         The description of the Advisor is found under the caption of "Management of the Fund - Investment Advisor" in the Prospectus and under the caption "Management and Other Service Providers - Investment Advisor" in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement, which are incorporated by reference herein. The Advisor provides investment advisory services to persons or entities other than the Registrant, including individual managed accounts, hedge funds, pension and profit sharing plans, charitable organizations, other corporations and state and municipal entities.


ITEM 27. Principal Underwriter
         ---------------------

         (a) Capital Investment Group, Inc. is underwriter and distributor for the DGHM All-Cap Value Fund, The Chesapeake Aggressive Growth Fund, The
Chesapeake Growth Fund, The Chesapeake Core Growth Fund, The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund, The Brown Capital Management Small Company Fund, The Brown Capital Management
International Equity Fund, The Brown Capital Management Mid-Cap Fund, the EARNEST Partners Fixed Income Trust, the Wisdom Fund, The Hillman Focused Advantage Fund, The Hillman Advantage Equity Fund, The Turnaround FundTM, the PMFM Managed Portfolio Trust, the PMFM Tactical Preservation Portfolio Trust, the PMFM Core Advantage Portfolio Trust, the Tilson Dividend Fund, the Tilson Focus Fund, The Piedmont Select Value Fund and the Giordano Fund.

         (b) Set forth below is information concerning each Director and Officer of the Distributor. The principal business address of the Distributor and each such person is 17 Glenwood Avenue, Raleigh, North Carolina 27622, and the Distributor's telephone number is 919-831-2370.

                  (1)                                     (2)                                    (3)
                                                 Position and Offices                   Positions and Offices
                 Name                              With Underwriter                        with Registrant
                 ----                              ----------------                        ---------------

         Richard K. Bryant                             President                                None

         E.O. Edgerton, Jr.                          Vice President                             None

         Con T. McDonald                       Assistant Vice-President                         None

         W. Harold Eddins, Jr.                 Assistant Vice-President                         None

           Kurt A. Dressler                    Assistant Vice-President                         None

         William B. Portwood                   Chief Compliance Officer                         None
                                             and Assistant Vice-President

         (c) Not applicable.


ITEM 28. Location of Accounts and Records
         --------------------------------

         Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b) and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at 565 Fifth Avenue, Suite 2101, New York, New York 10017, except for those records that may be maintained pursuant to Rule 31a-3 at the offices of Registrant's Custodian (U.S. Bank, N.A., Two Liberty Place, 50 S. 16th Street, Suite 2000, Mail Station: EX-PA-WBSP, Philadelphia, PA 19102), Transfer Agent (NC Shareholder Services, LLC, 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365), or Administrator (The Nottingham Company, 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069).


ITEM 29. Management Services
         -------------------

         None.


ITEM 30. Undertakings
         ------------

         None.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, and State of North Carolina on this 5th day of January, 2007.

                                            DGHM INVESTMENT TRUST



                                            By:  /s/ Julian G. Winters
                                                 ______________________________
                                                 Julian G. Winters, Trustee



     Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.


                                /s/ Julian G. Winters           January 5, 2007
                                ________________________        _______________

                                Julian G. Winters, Trustee      Date